As filed with the Securities and Exchange Commission on June 6, 2003

1933 Act File No. 333-__________

1940 Act File No. 811-21367

                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM N-2

                        (Check appropriate box or boxes)

X        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
-

__                Pre-Effective Amendment No. _______
__                Post-Effective Amendment No. ______

                                               and/or

X        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
-
__       Amendment No. ________

                      JOHN HANCOCK DIVERSIFIED INCOME FUND
                Exact Name of Registrant as Specified in Charter

               101 Huntington Avenue, Boston, Massachusetts 02199
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (617) 375-1500
               Registrant's Telephone Number, including Area Code

        Susan S. Newton, Secretary, John Hancock Diversified Income Fund
               101 Huntington Avenue, Boston, Massachusetts 02199
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

Copies to: Jeffrey N. Carp, Esq.
           Hale and Dorr LLP
           60 State Street
           Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ___






                         CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

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 Title of Securities       Amount Being         Proposed Maximum          Proposed Maximum          Amount of
   Being Registered         Registered      Offering Price Per Unit   Aggregate Offering Price  Registration Fee
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Common Shares              1,000 shares            $25.00                     $25,000.00              $81.00

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment, which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall be effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY PROSPECTUS       Subject to Completion                        , 2003
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              SHARES

[JHF LOGO]

John Hancock Diversified Income Fund
Common Shares
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INVESTMENT OBJECTIVES. John Hancock Diversified Income Fund (the "Fund") is a newly organized, diversified, closed-end management investment company. The Fund's primary investment objective is to provide a high level of current income. The Fund's secondary investment objective is to provide growth of capital to the extent consistent with its primary investment objective.

PORTFOLIO CONTENTS. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus borrowing for investment purposes) in fixed-income securities, including debt securities, preferred shares and loans. The Fund has the flexibility to invest in a broad range of issuers and sectors of the global fixed-income market. The Fund allocates its investments primarily among the following three broad sectors of the global fixed-income markets:

+  Below investment grade (high yield) securities of U.S. corporate issuers

+ Foreign government and corporate debt securities from developed and emerging markets.

+  U.S. government and agency securities

At least 10% (15% for U.S. high yield issuers) and no more than 45% of the Fund's total assets will be invested in each of these market sectors. Emerging markets may include below investment grade (high yield) securities. The Fund will not invest more than 25% of its total assets in foreign securities rated below investment grade. The Fund allocates its investments among various sectors of the global fixed-income markets, countries, industries and issuers based on the investment adviser's evaluation of global interest rates, market and economic conditions. There can be no assurance that the Fund will achieve its investment objectives.

RATING OF INVESTMENTS. Depending upon the Fund's allocation among market sectors, a substantial portion of the Fund's assets may be allocated to below investment grade fixed-income securities (i.e., "Ba" or below by Moody's Investors Service, Inc. ("Moody's") or "BB" or below by Standard & Poor's Rating Group ("S&P")) or in unrated securities determined by the investment adviser to be of comparable credit quality. Fixed-income securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade fixed-income securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic change or uncertainty, than higher rated fixed-income securities. Although the Fund may invest in securities rated as low as "Ca" by Moody's or "CC" by S&P, the weighted average credit rating of the Fund's portfolio of fixed-income securities will be at least investment grade.

INVESTMENT ADVISER. John Hancock Advisers, LLC (the "Adviser") is the Fund's investment adviser and administrator.

NO PRIOR HISTORY. Because the Fund is newly organized, its shares have no history of public trading. Shares of closed-end funds frequently trade at prices lower than their net asset value. The risk of loss due to this discount may be greater for initial investors expecting to sell their shares in a relatively short period after completion of the public offering. The Fund's common shares have been approved for listing on the New York Stock Exchange under the symbol
"[         ]," subject to official notice of issuance.

BEFORE BUYING ANY COMMON SHARES YOU SHOULD READ THE DISCUSSION OF THE MATERIAL RISKS OF INVESTING IN THE FUND IN "RISK FACTORS" BEGINNING ON PAGE 27. CERTAIN OF THESE RISKS ARE SUMMARIZED IN "PROSPECTUS SUMMARY--SPECIAL RISK CONSIDERATIONS" BEGINNING ON PAGE 6.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                              PRICE TO PUBLIC    SALES LOAD     PROCEEDS TO FUND
----------------------------------------------------------------------------------------------------------------
Per share                                                      $    [     ]      $   [     ]      $    [     ]
----------------------------------------------------------------------------------------------------------------
Total                                                          $                 $                $
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Total assuming full exercise of the over-allotment option      $                 $                $
----------------------------------------------------------------------------------------------------------------

In addition to the sales load, the Fund will pay organizational and offering
expenses of up to $[         ] per share which will reduce the "Proceeds to
Fund" (above). The Adviser has agreed to pay the amount by which the aggregate of all of the Fund's organizational expenses and costs of this offering (other
than the sales load) exceed $[         ] per share. The Fund's organizational
and offering expenses are estimated to be $         .

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LEVERAGE. The Fund may use leverage to the extent permitted by the Investment Company Act of 1940, as amended, and currently anticipates issuing preferred shares with an aggregate liquidation preference of approximately 33 1/3% of the Fund's total capital immediately after issuance. By using leverage, the Fund will seek to obtain a higher return for holders of common shares than if the Fund did not use leverage. Leveraging is a speculative technique and there are special risks involved. There can be no assurance that a leveraging strategy will be used or that it will be successful during any period in which it is employed. See "Leverage."

You should read this Prospectus, which contains important information about the Fund, before deciding whether to invest, and retain it for future reference. A
Statement of Additional Information, dated        , 2003, containing additional
information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus, which means that it is part of the Prospectus for legal purposes. You can review the table of contents of the Statement of Additional Information on page 52 of this Prospectus. You may request a free copy of the Statement of Additional Information by calling (800) 225-6020 or by writing to the Fund, or obtain a copy (and other information regarding the Fund) from the Securities and Exchange Commission's web site (http://www.sec.gov).

The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The underwriters named in this Prospectus may purchase up to additional common shares from the Fund under certain circumstances.

The underwriters expect to deliver the common shares to purchasers on or about
       , 2003.

You should rely only on the information contained or incorporated by reference in this Prospectus. The Fund has not, and the underwriters have not, authorized anyone to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not, and the underwriters are not, making an offer of these securities in any state where the offer is not permitted. You should not assume that the information contained in this Prospectus is accurate as of any date other than the date on the front of this Prospectus. The Fund's business, financial condition, results of operations and prospects may have changed since that date.

Until        , 2003 (25 days after the date of this Prospectus), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a Prospectus. This is in addition to the dealers' obligation to deliver a Prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

TABLE OF CONTENTS
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Prospectus summary...........................    1
Summary of Fund expenses.....................   12
The Fund.....................................   14
Use of proceeds..............................   14
Investment objectives and principal
  investment strategies......................   14
Leverage.....................................   24
Risk factors.................................   27
Management of the Fund.......................   36
Dividends and distributions; Automatic
  Dividend Reinvestment Plan.................   38
Closed-end fund structure....................   41
U.S. federal income tax matters..............   41
Net asset value..............................   44
Description of shares........................   44
Certain provisions of the Agreement and
  Declaration of Trust and By-laws...........   47
Underwriting.................................   49
Custodian, transfer agent, registrar,
  dividend disbursing agent and shareholder
  servicing agent............................   50
Validity of common shares....................   51
Table of contents for the Statement of
  Additional Information.....................   52

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                                       II

Prospectus summary

This is only a summary. This summary may not contain all of the information that you should consider before investing in the Fund's common shares. You should review the more detailed information contained in this Prospectus and in the Statement of Additional Information, especially the information set forth under the heading "Risk factors."

THE FUND

John Hancock Diversified Income Fund (the "Fund") is a newly organized, diversified, closed-end management investment company.

THE OFFERING

The Fund is offering            common shares of beneficial interest, no par
value, at $[      ] per share through a group of underwriters (the
"Underwriters") led by [                              ]. The common shares of
beneficial interest are called "common shares" in the rest of this Prospectus. You must purchase at least 100 common shares. Investors will be required to pay
a sales load of [     ]% of the initial offering price, which will reduce the
initial amount invested. The Fund has given the Underwriters an option to
purchase up to           additional common shares to cover orders in excess of
           common shares. See "Underwriting." The Fund's investment adviser, John Hancock Advisers, LLC (the "Adviser"), has agreed to pay the amount by which the aggregate of all of the Fund's organizational expenses and costs of
this offering (other than the sales load) exceed $[     ] per common share.

INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES
The Fund's primary investment objective is to provide a high level of current income. The Fund's secondary investment objective is to provide growth of capital to the extent consistent with its primary investment objective. There can be no assurance that the Fund will achieve its investment objectives.

PORTFOLIO CONTENTS
Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus borrowing for investment purposes) in fixed-income securities, including debt securities, preferred shares and loans. The Fund has the flexibility to invest in a broad range of issuers and sectors of the global fixed-income market. The Fund allocates its investments primarily among the following three broad sectors of the global fixed-income markets:

+  Below investment grade (high yield) securities of U.S. corporate issuers

+ Foreign government and corporate debt securities from developed and emerging markets

+  U.S. government and agency securities

At least 10% (15% for U.S. high yield issuers) and no more than 45% of the Fund's total assets will be invested in each of these market sectors. Emerging markets may include below investment grade (high yield) securities. The Fund will not invest more than 25% of its total assets in foreign securities rated below investment grade. The Fund allocates its investments among various sectors of the global fixed-income markets, countries, industries and issuers based on the Adviser's evaluation of global interest rates, market and economic conditions. The Fund's investments may have fixed or variable principal payments and all types of interest rate payments and reset terms, including fixed rates, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund may invest in securities with a broad range of maturities.

In managing the Fund, the Adviser allocates the Fund's assets among the sectors of the global fixed-income markets based on an analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. Within each broad market sector, the Adviser seeks to select securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting individual securities, relative yields and risk/reward ratios are the primary consideration.

The Adviser will perform its own investment analysis when making investment decisions for the Fund and will not rely solely on the ratings assigned to rated securities. Securities ratings are based largely on an issuer's historical financial information and each rating agency's investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating indicates.

RATING OF INVESTMENTS
Depending upon the Fund's allocation among market sectors, a substantial portion of the Fund's assets may be allocated to below investment grade fixed-income securities (i.e., "Ba" or below by Moody's Investors Service, Inc. ("Moody's") or "BB" or below by Standard & Poor's Rating Group ("S&P")) or in unrated securities determined by the Adviser to be of comparable credit quality. Fixed-income securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade fixed-income securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic change or uncertainty, than higher rated fixed-income securities. The Fund may invest in securities rated as low as "Ca" by Moody's or "CC" by S&P. However, the weighted average credit rating of the Fund's portfolio of fixed-income securities will be at least investment grade (which is at least "Baa" as determined by Moody's, "BBB" as determined by S&P or, if unrated, determined to be of comparable quality by the Adviser).

U.S. GOVERNMENT SECURITIES
The U.S. government securities in which the Fund invests include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government.

CORPORATE BONDS
The Fund may invest in investment grade and below investment grade corporate bonds. The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of a corporate bond also may be affected by the credit rating of the corporation, the corporation's performance and perceptions of the corporation in the market place.

NON-U.S. SECURITIES
The Fund may invest up to 45% of its total assets in the securities of non-U.S. corporate and governmental issuers, including securities of corporate and governmental issuers located in developing countries. The Fund will not invest more than 25% of its total assets in foreign securities rated below investment grade. These securities may be denominated in U.S. dollars or non-U.S currencies and include (a) debt obligations issued or guarantee by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations (including dollar and non-dollar denominated) and other fixed-income securities of non-U.S. corporate issuers; and (d) non-dollar denominated debt obligations of U.S. corporate issuers.

MORTGAGE- AND ASSET-BACKED SECURITIES AND STRUCTURED SECURITIES
The Fund may invest in mortgage- and asset-backed securities. Mortgage-backed securities may be issued by private companies or agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-backed securities may make payments of principal and interest at a variety of intervals, may make payments of principal only at maturity or may be structured to pass through only principal or interest payments on the underlying mortgage. Asset-backed securities represent participations in and are secured by and payable from assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The Fund may also invest in mortgage derivatives and structured securities.

REAL ESTATE INVESTMENT TRUSTS ("REITS")
The Fund may also invest in real estate investment trusts ("REITS"). REITs are companies that invest primarily in real estate or real estate related loans. Interests in REITs are significantly affected by the market for real estate and are dependent upon management's skills and cash flows.

CONVERTIBLE SECURITIES
The Fund's investments in fixed-income securities may include debt securities and preferred shares that are convertible into equity securities of the issuer. Depending upon the relationship of the conversion price to the market value of the underlying securities, convertible securities may trade more like equity securities than debt instruments.

LOANS
The Fund may invest in loan participations and other direct claims against a borrower. The corporate loans in which the Fund may invest primarily consist of direct obligations of a borrower and may include debtor in possession financings pursuant to Chapter 11 of the U.S. Bankruptcy Code, obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code, leveraged buy-out loans, leveraged recapitalization loans, receivables purchase facilities, and privately placed notes. The Fund may invest in a corporate loan at origination as a co-lender or by acquiring in the secondary market participations in, assignments of or novations of a corporate loan. The Fund may also purchase interests in loans to non-U.S. governments or their agencies. By purchasing a loan participation, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or governmental borrower.

COLLATERALIZED BOND OBLIGATIONS
The Fund may invest in collateralized bond obligations, which are structured securities backed by a diversified pool of high yield, public or private fixed-income securities. The pool of high yield securities is typically separated into tranches representing different degrees of credit risk. The return on the lower tranches of CBOs is especially sensitive to the rate of default on the collateralized pool.

ILLIQUID SECURITIES
The Fund may invest up to 20% of its total assets in illiquid securities, which are securities that can not be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund values the securities. The Fund may invest in securities that are sold in direct private placement transactions and are neither listed on an exchange nor traded in the over-the-counter market.

COMMON STOCKS
The Fund may invest up to 10% of its total assets in common stocks of U.S. and non-U.S. issuers, including shares of other investment companies.

OTHER SECURITIES
Normally, the Fund will invest substantially all of its assets to meet its investment objectives. The Fund may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, the Fund may depart from its principal investment strategies and invest part or all of its assets in securities with remaining maturities of less than one year, cash or cash equivalents. During such periods, the Fund may not be able to achieve its investment objectives.

HEDGING, CURRENCY AND INTEREST RATE TRANSACTIONS

The Fund may, but is not required to, use various hedging, currency and interest rate transactions to earn income, facilitate portfolio management and mitigate risks. The Fund may enter into foreign currency transactions in connection with its investments or anticipated investments in non-U.S. dollar denominated or quoted securities. The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, currencies, equity, fixed-income and interest rate indices, and other financial instruments; purchase and sell financial futures contracts and options thereon; and enter into various interest rate and currency transactions such as swaps, caps, floors or collars or credit transactions and credit default swaps. The Fund also may purchase derivative instruments that combine features of these instruments. The Fund generally seeks to use these instruments and transactions as a portfolio management or hedging technique to seek to protect against possible adverse changes in the market value of securities held in or to be purchased for the Fund's portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate exposure of the Fund, manage the effective maturity or duration of the Fund's portfolio, or establish positions in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Guidelines of any rating organization that rates any preferred shares issued by the Fund may limit the Fund's ability to engage in such transactions.

USE OF LEVERAGE BY THE FUND

The Fund may use leverage to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), and currently anticipates that it will issue preferred shares, as soon as practicable after the closing of this offering, with an aggregate liquidation preference of approximately 33 1/3% of the Fund's total capital immediately after issuance. The Fund may not be leveraged at all times and the amount of leverage, if any, may vary depending upon a variety of factors, including the Adviser's outlook for the market for fixed-income securities and the costs that the Fund would incur as a result of such leverage. The Fund may issue preferred shares in the public or private markets or may borrow from banks and other financial institutions. The Fund may also borrow through reverse repurchase agreements. The Fund's leveraging strategy may not be successful. By leveraging its investment portfolio, the Fund creates an opportunity for increased net income or capital appreciation. However, the use of leverage also involves risks, which can be significant. These risks include the possibility that the value of the assets acquired with such borrowing decreases although the Fund's liability is fixed, greater volatility in the Fund's net asset value and the market price of the Fund's common shares and higher expenses. Since the Adviser's fee is based upon a percentage of the Fund's managed assets, the Adviser's fee will be higher if the Fund is leveraged and the Adviser will have an incentive to leverage the Fund. The Adviser intends only to leverage the Fund when it believes that the potential return on the additional investments acquired through the use of leverage is likely to exceed the costs incurred in connection with the borrowing.

THE INVESTMENT ADVISER AND ADMINISTRATOR

John Hancock Advisers, LLC is the Fund's investment adviser and administrator. The Adviser is responsible on a day-to-day basis for investment of the Fund's portfolio in accordance with its investment objectives and policies. The Adviser makes all investment decisions for the Fund and places purchase and sale orders for the Fund's portfolio securities. The Adviser also provides office space to the Fund and administrative and clerical services relating to the Fund's books and records and preparation of reports.

The Adviser serves as the investment adviser to John Hancock Preferred Income Fund, John Hancock Preferred Income Fund II, John Hancock Preferred Income Fund III, John Hancock Patriot Premium Dividend Fund I, John Hancock Patriot Premium Dividend Fund II, John Hancock Patriot Select Dividend Trust, John Hancock Patriot Preferred Dividend Fund, and John Hancock Patriot Global Dividend Fund. Each of the funds is a leveraged dual-class, closed-end investment company, which focuses on investing in preferred stocks and other securities. The Adviser also manages John Hancock Strategic Income Fund, an open-end investment company with similar investment policies of the Fund, which seeks high current income through flexible investments among international fixed-income securities, U.S. government issues and high-yielding corporate bonds. The Adviser was organized in 1968 and, as of March 31, 2003, had approximately $25 billion in assets under
management, of which approximately $[     ] billion was invested in fixed-income
securities and manages approximately $          billion in leverage closed-end
funds. The Adviser is an indirect wholly-owned subsidiary of John Hancock Financial Services, Inc., a financial services company.

The Fund pays the Adviser an advisory fee for its investment advisory and administrative services on an annual basis equal to 0.[ ]% of the Fund's average daily managed assets. This fee is accrued and payable daily. "Managed assets" means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than liabilities representing financial leverage). The liquidation preference of the preferred shares is not a liability. Consequently, if the Fund issues preferred shares and does not borrow, managed assets will generally be approximately equal to the Fund's net assets attributable to common shares plus the liquidation preference of any outstanding preferred shares.

Pursuant to a separate Accounting and Legal Services Agreement, the Adviser is reimbursed for certain tax, accounting and legal services.

The Adviser has contractually agreed to waive a portion of its advisory fee. The Adviser has agreed that, until the fifth anniversary of the investment advisory
agreement, the Adviser will limit its advisory fee to [     ]% of average daily
managed assets, in the sixth year to [     ]% of average daily managed assets,
in the seventh year to [     ]% of average daily managed assets, and in the
eighth year to [     ]% of average daily managed assets. After the eighth year
the Adviser will no longer waive a portion of its advisory fee.

LISTING

Currently, there is no public market for the Fund's common shares. However, the Fund's common shares have been approved for listing on the New York Stock
Exchange under the trading or "ticker" symbol "[       ]," subject to official
notice of issuance.

CUSTODIAN, TRANSFER AGENT, REGISTRAR, DIVIDEND DISBURSING AGENT AND SHAREHOLDER SERVICING AGENT

The Bank of New York will serve as the Fund's custodian. Mellon Investor Services, LLC will serve as the Fund's transfer agent, registrar and dividend
disbursing agent. [          ] will serve as the Fund's shareholder servicing
agent.

MARKET PRICE OF COMMON SHARES

Common shares of closed-end investment companies frequently trade at prices lower than their net asset value. This characteristic is separate and distinct from the risk that net asset value could decrease as a result of the Fund's investment activities and may be a greater risk to investors expecting to sell their shares in a relatively short period of time following the completion of this offering. The Fund cannot predict whether the common shares will trade at, above or below net asset value. The Fund's net asset value will be reduced immediately following this offering by the sales load and the amount of the organization and offering expenses paid by the Fund. See "Use of proceeds." In addition to net asset value, the market price of the Fund's common shares may be affected by such factors as the Fund's use of leverage, dividend stability, portfolio credit quality, liquidity, market supply and demand, the Fund's dividends paid (which are in turn affected by expenses), call protection for portfolio securities and interest rate movements. See "Leverage," "Risk factors" and "Description of shares." The Fund's common shares are designed primarily for long-term investors, and you should not purchase common shares if you intend to sell them shortly after purchase.

DISTRIBUTIONS

The Fund intends to distribute to common shareholders all or a portion of its investment company taxable income monthly and net capital gains, if any, at least annually. The Fund expects its initial distribution will be declared approximately [45 days], and paid approximately [60 to 90] days, after the completion of this offering. At times, in order to maintain a stable level of distributions, the Fund may pay out less than all of its investment income or pay out accumulated undistributed income in addition to current net investment income. Dividend and capital gains distributions generally are used to purchase additional common shares of the Fund. However, an investor can choose to receive distributions in cash. Dividend and capital gain distributions generally are taxable to shareholders whether they are reinvested in shares of the Fund or received in cash. Since not all investors can participate in the Automatic Dividend Reinvestment Plan (the "Plan"), you should contact your broker or nominee to confirm that you are eligible to participate in the Plan.

SPECIAL RISK CONSIDERATIONS

NO OPERATING HISTORY
The Fund is a newly organized closed-end management investment company and has no operating history or history of public trading. The Fund is not intended to be a complete investment program and should only be considered as an addition to an investor's existing diversified portfolio of investments. Due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives.

LEVERAGE
The Fund may issue preferred shares, borrow money or issue debt securities to the extent permitted by the 1940 Act and currently anticipates that it will issue preferred shares, as soon as practicable after the closing of this offering, with an aggregate liquidation preference of approximately 33 1/3% of the Fund's total capital immediately after issuance. Leverage creates risks which may adversely affect the return for the holders of common shares, including:

+ the likelihood of greater volatility of net asset value and market price of the Fund's common shares

+ fluctuations in the dividend rates on any preferred shares or in interest rates on borrowings and short-term debt

+  increased operating costs, which may reduce the Fund's total return

+ the potential for a decline in the value of an investment acquired with borrowed funds, while the Fund's obligations under such borrowing remain fixed

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced or potentially eliminated. The fees and expenses attributed to leverage, including all offering and operating expenses relating to any preferred shares, will be borne by holders of common shares.

Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Fund's ability to pay dividends and distributions on common shares in certain instances. The Fund may also be required to pledge its assets to the lenders in connection with certain types of borrowing. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more nationally recognized statistical rating organizations which may issue ratings for the preferred shares or short-term debt instruments issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.

MARKET DISCOUNT RISK
Shares of closed-end funds frequently trade at prices lower than their net asset value. This is commonly referred to as "trading at a discount." This characteristic of shares of closed-end funds is a risk separate and distinct from the risk that the Fund's net asset value may decrease. Investors who sell their shares within a relatively short period after completion of the public offering are likely to be exposed to this risk. Accordingly, the Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes. Net asset value will be reduced following the offering by the underwriting discount and the amount of offering expenses paid by the Fund.

INTEREST RATE RISK
Interest rate risk is the risk that fixed-income securities such as debt securities and preferred securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The Fund's investment in fixed-income securities means that the net asset value and market price of the common shares will tend to decline if market interest rates rise. Interest rates are currently low relative to historical levels.

During periods of declining interest rates, an issuer may exercise its option to prepay principal of debt securities or redeem preferred securities earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk. The Fund's investments in mortgage-based securities may be particularly susceptible to prepayment and extension risk.

CREDIT RISK
Credit risk is the risk that the fixed-income securities in the Fund's portfolio will decline in price or fail to make principal, interest or dividend payments when due because the issuer of the security experiences a decline in its financial status. The Fund may invest in U.S. government securities, U.S. corporate securities, and non-U.S. corporate and government securities rated investment grade (i.e. securities rated "Baa" or higher by Moody's or "BBB" or higher by S&P) and below investment grade (i.e. securities rated "Ba" or lower by Moody's or "BB" or lower by S&P). The weighted average credit rating of the Fund's portfolio of fixed-income securities will be at least investment grade. The Fund is authorized to invest a substantial portion of its total assets in fixed-income securities that are rated below investment grade at the time of acquisition. These securities may be rated as low as "Ca" by Moody's and "CC" by S&P. Securities rated "Baa" by Moody's are considered by Moody's as medium to lower medium grade securities; they are neither highly protected nor poorly secured; dividend or interest payments and capital or principal security, as the case may be, appear to Moody's to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over time; and in the opinion of Moody's, securities in this rating category lack outstanding investment characteristics and have speculative characteristics. Securities rated "BBB" by S&P are regarded by S&P as having an adequate capacity to pay dividends or interest and repay capital or principal, as the case may be; although such securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely, in the opinion of S&P, to lead to a weakened capacity to pay dividends or interest and repay capital or principal for securities in this category than in higher rating categories. A rating of "Ca" by Moody's means the securities are speculative in a high degree and may be in default. A rating of "CC" by S&P means there is a currently identifiable vulnerability to default. The ratings of Moody's and S&P represent their opinions as to the quality of those securities they rate; ratings are relative, subjective and are not absolute standards of quality.

HIGH YIELD DEBT SECURITIES
An investment in below investment grade securities involves substantial risk of loss. Below investment grade (high yield) debt securities or comparable unrated securities are commonly referred to as "junk bonds" or "high yield securities" and are considered predominantly speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the Fund is subject to the following specific risks:

+ Increased price sensitivity of the Fund's investments to changing interest rates and to a deteriorating economic environment;

+  Greater risk of loss due to default or declining credit quality;

+ Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments; and

+ If a negative perception of the high yield market develops, the price and liquidity of high yield securities may be depressed. This negative perception could last for a significant period of time.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of a below investment grade issuer to make principal payments and interest payments than an investment grade issuer. The principal amount of high yield securities outstanding has proliferated in the past decade as an increasing number of issuers have used high yield securities for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity.

The Fund may invest in below investment grade securities of non-U.S. corporate and government issuers, including distressed securities. The ability or willingness of the issuers of these securities to make payments of principal or interest may also be affected by political, monetary and economic factors particular to the countries in which such issuers are located.

The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security. There are fewer dealers in the market for high yield securities than investment grade obligations. The prices quoted by different dealers may vary significantly and the spread between the bid and ask price is generally much larger for below investment grade securities than for higher quality instruments. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

NON-U.S. SECURITIES
The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Fund invests a significant portion of its non-U.S. investments in one region or in the securities of emerging market issuers. These risks may include:

+ less information about non-U.S. issuers or markets may be available due to less rigorous disclosure, accounting standards or regulatory practices

+ many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, the Adviser may not be able to sell the Fund's portfolio securities at times, in amounts and at prices it considers reasonable

+ currency exchange rates or controls may adversely affect the value of the Fund's investments

+ the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession

+ economic, political and social developments may adversely affect the securities markets

+  withholdings and other non-U.S. taxes may decrease the Fund's return

SOVEREIGN DEBT
An investment in debt obligations of non-U.S. governments and their political subdivisions (sovereign debt), whether denominated in U.S. dollars or a foreign currency, involves special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic and political uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issuers. In the past, certain non-U.S. countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

FOREIGN CURRENCY RISKS
The value of securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are denominated or quoted. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

MORTGAGE- AND ASSET-BACKED SECURITIES AND STRUCTURED SECURITIES
To the extent the Fund invests significantly in mortgage-related and asset-backed securities, its exposure to prepayment and extension risks may be greater than if it invested in other fixed-income securities. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment. Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid. The value of interest only instruments may decline significantly or these instruments may become worthless in the event that the underlying mortgage pool experiences substantial and unanticipated payments. The Fund may invest in mortgage derivatives and structured securities. Because these securities have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

CONVERTIBLE SECURITIES
The fixed-income securities in which the Fund invests may be convertible into the issuer's or a related party's common shares. Convertible securities generally offer lower dividend yields or interest rates than non-convertible securities of similar quality. As with all fixed-income securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock.

CORPORATE LOANS
The Fund may acquire interests in loans made by banks or other financial institutions to corporate or governmental borrowers or acquire participation interests in such loans. By purchasing a participation interest in a loan, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower. The participations typically will result in the Fund having a contractual relationship only with the lender, not the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. If the Fund acquires a participation in the loan made by a third party, the Fund may not be able to control the exercise of any remedies that the lender would have under the corporate loan. Although these arrangements are designed to give loan investors preferential treatment over high yield investors in the event of deterioration in the credit quality of the issuer, there can be no assurance that the principal and interest owed on the loan will be repaid in full. Loans generally bear interest at rates set at a margin above a generally recognized base lending rate that may fluctuate on a day-to-day basis, in the case of the prime rate of a U.S. bank, or which may be adjusted on set dates, typically 30 days but generally not more than one year, in the case of the London Interbank Offered Rate. Consequently, the value of loans held by the Fund may be expected to fluctuate significantly less than the value of other fixed-rate high yield instruments as a result of changes in the secondary dealer market for high yield bonds and, therefore, presents increased market risk relating to liquidity and pricing concerns.

COLLATERALIZED BOND OBLIGATIONS
Income from the pool of lower grade securities collateralizing the obligations is typically separated into tranches representing different degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risks. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the lower tranches of CBOs are especially sensitive to the rate of defaults in the collateral pool, which increases the risk of the Fund losing its investment placed in lower CBO tranches.

DERIVATIVES
The Fund's hedging and interest rate transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use hedging and interest rate transactions depends on the Adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of derivatives for hedging and interest rate management purposes may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to hedging and interest rate transactions are not otherwise available to the Fund for investment purposes.

ILLIQUID SECURITIES
The Fund may invest up to 20% of its total assets in illiquid securities. Illiquid securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of illiquid securities. Illiquid securities are also more difficult to value and the Adviser's judgment may play a greater role in the valuation process. Investment of the Fund's assets in illiquid securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with illiquid securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities.

COMMON STOCKS
The common stocks and other equity securities in which the Fund invests may experience substantially more volatility in their market value than the Fund's investments in fixed-income securities. Such securities may also be more susceptible to adverse changes in market value due to issuer specific events, such as unfavorable earnings reports. The market values of common stocks are also generally sensitive to general movements in the equities markets.

ANTI-TAKEOVER PROVISIONS
The Fund's Agreement and Declaration of Trust and By-laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees. Such provisions could limit the ability of holders of common shares to sell their shares at a premium over prevailing market prices by discouraging a third-party from seeking to obtain control of the Fund. These provisions include staggered terms of office for the Trustees, advance notice requirements for shareholder proposals, and super-majority voting requirements for open-ending the Fund or a merger, liquidation, asset sales and similar transactions.

Summary of Fund expenses

The following table shows the Fund's expenses as a percentage of net assets attributable to common shares assuming the use of leverage through the issuance of preferred shares in an amount equal to 33 1/3% of the Fund's total capital.

Shareholder transaction expenses
     Sales load (as a percentage of offering price).........   [   ]%
     Dividend reinvestment and cash purchase plan fees......   [   ](1)
     Preferred shares offering expenses (borne by the
      Fund).................................................   [   ]%(2)

                     PERCENTAGE OF NET ASSETS
                           ATTRIBUTABLE
                         TO COMMON SHARES
                      (ASSUMING THE ISSUANCE
                      OF PREFERRED SHARES)(3)
-------------------------------------------------------------------
Annual expenses
     Advisory fee...........................................  [    ]%
     Other expenses.........................................  [    ]%
                                                              -----
     Total annual expenses..................................  [    ]%
     Fee waiver (years 1-5).................................  [    ]%(4)
                                                              -----
     Net annual expenses (years 1-5)........................  [    ]%(4)

(1) A shareholder that directs the Plan Agent to sell shares held in a dividend reinvestment account will pay brokerage charges

(2) The Fund anticipates that it will issue preferred shares, as soon as practicable after this offering, with an aggregate liquidation preference of approximately 33 1/3% of the Fund's total capital after such issuance. If the Fund offers preferred shares, the costs of that offering, estimated to be approximately [ ]% of the total dollar amount of the preferred shares offering, will be effectively borne by common shareholders and result in a reduction of the net asset value of the common shares. Assuming
     the Fund issues [    ] common shares and the issuance of preferred shares
     in an amount equal to approximately 33 1/3% of the Fund's total capital (after their issuance), these offering costs are estimated to be
     approximately $[    ] or $[    ] per common share. These offering costs are
     not included among the annual expenses shown in this table

(3) The table above shows the estimated expenses that you will bear as a holder of common shares, assuming the Fund issues preferred shares in an amount equal to 33 1/3% of the Fund's total capital, stated as percentage of the Fund's net assets attributable to common shares. The table below shows the estimated expenses of the Fund assuming the Fund does not issue preferred shares or otherwise utilize leverage

                         PERCENTAGE OF NET ASSETS
                               ATTRIBUTABLE
                             TO COMMON SHARES
                               (ASSUMING NO
                           PREFERRED SHARES ARE
                          ISSUED OR OUTSTANDING)
    -------------------------------------------------------------------
    Annual expenses
        Advisory fee............................................  [   ]%
        Other expenses..........................................  [   ]%
                                                                  -----
        Total annual expenses...................................  [   ]%
        Fee waiver (years 1-5)..................................  [   ]%(4)
                                                                  -----
        Net annual expenses (years 1-5).........................  [   ]%(4)

(4) The Adviser has contractually agreed to waive a portion of its advisory fee. The Adviser has agreed that, until the fifth anniversary of the investment advisory agreement, the Adviser will limit its advisory fee to
     [ ]% of average daily managed assets, in the sixth year to [ ]% of average daily managed assets, in the seventh year to [ ]% of average daily managed assets, and in the eighth year to [ ]% of average daily managed assets. After the eighth year, the Adviser will no longer waive a portion of its advisory fee. Without the fee waiver, "Net annual expenses" would be estimated to be [ ]% of average daily net assets attributable to common shares (assuming the issuance of preferred shares) and [ ]% of average daily net assets attributable to common shares (assuming no preferred shares are issued or outstanding). The Adviser has agreed to pay the amount by which the aggregate of all of the Fund's organizational expenses and
     costs of the offering (other than the sales load) exceed $[    ] per common
     share

The purpose of the tables in this section is to assist you in understanding the various costs and expenses that a shareholder will bear directly or indirectly by investing in the Fund's common shares. As of the date of this Prospectus, the Fund has not commenced investment operations. The amount set forth under other expenses is based upon estimates for the current year, assuming no exercise of the over-allotment option granted to the Underwriters. The table assumes that
the Fund issues   ,000,000 common shares and issues preferred shares as a means of leverage. If the Fund issues fewer common shares, all other things being equal, these expenses would increase. If the Fund leverages through borrowing, the Fund would incur interest expense. For additional information with respect to the Fund's expenses, see "Management of the Fund." Other expenses include, but are not limited to, custodial and transfer agency fees, legal and accounting expenses, and listing fees.

EXAMPLE
The following example illustrates the expenses (including the sales load of
$[     ]) that you would pay on a $1,000 investment in common shares, assuming
(i) total net annual expenses of [ ]% of net assets attributable to common shares in years 1 through 5, [ ]% in year 6, [ ]% in year 7, [ ]% in year 8 and [ ]% in years 9 and 10 and (ii) a 5% annual return:(1)

                                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------
Total expenses incurred.................................   $ [  ]   $[  ]     $[  ]      $[  ]

(1) THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. This example assumes that the estimated other expenses set forth in the fee table are accurate and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example

--------------------------------------------------------------------------------

The Fund

John Hancock Diversified Income Fund (the "Fund") is a newly organized, diversified, closed-end management investment company. The Fund was organized
under the laws of the Commonwealth of Massachusetts on May   , 2003, and has
registered under the 1940 Act. As a recently organized entity, the Fund has no operating history. The Fund's principal office is located at 101 Huntington Avenue, Boston, Massachusetts 02199, and its telephone number is (800) 225-6020.

Use of proceeds

The net proceeds of this offering will be approximately $     (or approximately
$     assuming the Underwriters exercise the over-allotment option in full)
after payment of organizational expenses and offering costs estimated to be
approximately $     , and the deduction of the sales load.

The Fund will invest the net proceeds of the offering in accordance with its investment objectives and principal investment strategies as stated below. The Fund expects that there will be an initial investment period of up to three months following the completion of its common shares offering before it is invested in accordance with its investment objectives and policies. Pending such investment, the Fund anticipates that all or a portion of the proceeds will be invested in U.S. government securities or high grade, short-term money market instruments. See "Investment objectives and principal investment strategies."

Investment objectives and principal investment strategies

INVESTMENT OBJECTIVES

The Fund's primary investment objective is to provide a high level of current income. The Fund's secondary investment objective is to provide growth of capital to the extent consistent with its primary investment objective. The Fund's investment objectives are non-fundamental policies and may be changed without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Fund makes no assurance that it will realize its objectives.

PRINCIPAL INVESTMENT FOCUS AND PHILOSOPHY

Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus borrowing for investment purposes) in fixed-income securities, including debt securities, preferred shares and loans.

The Fund has the flexibility to invest in a broad range of issuers and sectors of the global fixed-income market. The Fund allocates its investments primarily among the following three broad sectors of the global fixed-income markets:

+  Below investment grade (high yield) securities of U.S. corporate issuers

+ Foreign government and corporate debt securities from developed and emerging markets

+  U.S. government and agency securities

At least 10% (15% for U.S. high yield issuers) and no more than 45% of the Fund's total assets will be invested in each of these market sectors. Emerging markets may include below investment grade (high yield) securities. The Fund will not invest more than 25% of its total assets in foreign securities rated below investment grade. The Fund allocates its investments among various sectors of the global fixed-income markets, countries, industries and issuers based on the Adviser's evaluation of global interest rates, market and economic conditions. The Fund's investments may have fixed or variable principal payments and all types of interest rate payments and reset terms, including fixed rates, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund may invest in securities with a broad range of maturities.

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 14

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES
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In managing the Fund, the Adviser allocates the Fund's assets among the sectors of the global fixed-income markets based on an analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. Within each broad market sector, the Adviser seeks to select securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting individual securities, relative yields and risk/reward ratios are the primary consideration.

The Adviser will perform its own investment analysis when making investment decisions for the Fund and will not rely solely on the ratings assigned to rated securities. Securities ratings are based largely on an issuer's historical financial information and each rating agency's investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating indicates.

PORTFOLIO CONTENTS AND PRINCIPAL INVESTMENT STRATEGIES

HIGH YIELD DEBT
Depending upon the Fund's allocation among market sectors, a substantial portion of the Fund's assets may be allocated to below investment grade fixed-income securities (i.e., "Ba" or below by Moody's or "BB" or below by S&P) or in unrated securities determined by the Adviser to be of comparable credit quality. Fixed-income securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade fixed-income securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic change or uncertainty, than higher rated fixed-income securities. The Fund may invest in securities rated as low as "CC" by S&P or "Ca" by Moody's. However, the weighted average credit rating of the Fund's portfolio of preferred securities and other fixed-income securities will be at least investment grade (which is at least "Baa" as determined by Moody's, "BBB" as determined by S&P, or if unrated, determined to be of comparable quality by the Adviser).

Securities rated "Baa" by Moody's are considered by Moody's as medium to lower medium grade securities; they are neither highly protected nor poorly secured; dividend or interest payments and capital or principal security, as the case may be, appear to Moody's to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over time; and in the opinion of Moody's, securities in this rating category lack outstanding investment characteristics and have speculative characteristics. Securities rated "BBB" by S&P are regarded by S&P as having an adequate capacity to pay dividends or interest and repay capital or principal, as the case may be; although such securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely, in the opinion of S&P, to lead to a weakened capacity to pay dividends or interest and repay capital or principal for securities in this category than in higher rating categories. A rating of "Ca" by Moody's means the securities are speculative in a high degree and may be in default. A rating of "CC" by S&P means there is a currently identifiable vulnerability to default. Below investment grade securities and comparable unrated securities involve substantial risk of loss, are considered highly speculative with respect to the issuer's ability to pay interest and any required redemption or principal payments and are susceptible to default or decline in market value due to adverse economic and business developments. The descriptions of the investment grade and below investment grade rating categories by Moody's and S&P, including a description of their speculative characteristics, are set forth in the Statement of Additional Information. All references to securities ratings by Moody's and S&P in this Prospectus shall, unless otherwise indicated, include all securities within each such rating category (e.g., "Baa1," "Baa2" and "Baa3" in the case of Moody's and "BBB+," "BBB" and "BBB-" in the case of S&P). All percentage and ratings limitations on securities in which the Fund may invest apply at the time of making an investment and shall not be considered violated if an investment rating is subsequently downgraded to a rating that would have precluded the Fund's initial investment in such security or weighted average portfolio. In the event of

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INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

such security downgrade, the Fund will sell the portfolio security as soon as the Adviser believes it to be prudent to do so in order to again cause the Fund to be within the percentage and ratings limitations set forth in this Prospectus. In the event that the Fund disposes of a portfolio security subsequent to its being downgraded, the Fund may experience a greater risk of loss than if such security had been sold prior to such downgrade.

DISTRESSED SECURITIES
The Fund may invest in distressed securities. An investment in distressed securities is speculative and involves significant risk, including possible loss of the principal invested. Distressed securities may be performing or non-performing and generally trade at prices substantially lower than lower grade securities of companies in similar industries. At times, distressed securities may not produce income and may require the Fund to bear certain extraordinary expenses (including legal, accounting, valuation and transaction expenses) in order to protect and recover its investment. The Fund will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor's assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or plan of reorganization is adopted with respect to distressed securities held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale.

U.S. GOVERNMENT SECURITIES
The U.S. government securities in which the Fund invests include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (GNMA), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, Resolution Trust Corporation and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing reorganization since 1987). Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States government. Others are supported by:
(i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer. No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States. Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; and (ii) participations in loans made to non-U.S. governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid.

NON-U.S. GOVERNMENTAL AND CORPORATE ISSUERS
The Fund may invest in fixed-income securities of non-U.S. issuers and related currencies, including emerging market issuers. Investing in non-U.S. issuers, including emerging market issuers, may involve

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 16

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES
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unique risks compared to investing in the securities of U.S. issuers. These securities may be U.S. dollar denominated or non-U.S. dollar denominated or quoted and include: (a) debt obligations issued or guarantee by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations (including dollar and non-dollar denominated) and other fixed-income securities of non-U.S. corporate issuers; and (d) non-dollar denominated debt obligations of U.S. corporate issuers. The Fund may also invest in securities denominated in currencies of emerging market countries. The Fund may invest in all types of fixed-income securities of non-U.S. governmental issuers in all countries, including emerging markets. Brady Bonds are debt securities issued under the framework of the Brady Plan as a means of debtor nations to restructure their outstanding external indebtedness. A supranational entity is bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development. Sovereign government and supranational debt involve all the risks described below of foreign and emerging markets investments, as well as the risk of debt moratorium, repudiation or renegotiation and the Fund may be unable to enforce its rights against the issuers.

MORTGAGE-BACKED SECURITIES
The Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, and mortgage derivative securities such as real estate mortgage investment conduits (REMIC) pass-through certificates, collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities (SMBS), interest only mortgage-backed securities and principal only mortgage-backed securities and other types of mortgage-backed securities that may be available in the future. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities' effective maturity shorter, and the prevailing interest rates may be higher or lower than the current yield of the Fund's portfolio at the time the Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed-income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If the Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid. The value of mortgage-backed securities may also change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities but also may be subject to greater price changes than governmental issues.

ASSET-BACKED SECURITIES
The Fund may invest in asset-backed securities, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

The underlying assets (e.g., loans) are subject to prepayments which shorten the securities' weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses

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or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or trust providing the credit support or enhancement.

STRUCTURED SECURITIES
The Fund may invest in structured securities. The value of the principal and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (Reference) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the Reference. The terms of the structured securities may provide in certain circumstances that no principal is due at maturity and, therefore, may result in a loss of the Fund's investment. Changes in the interest rate or principal payable at maturity may be a multiple of the changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities.

REITS
The Fund may invest in common and preferred interests in real estate investment trusts ("REITs"). REITs primarily invest in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code. The Fund will in some cases indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.

CONVERTIBLE SECURITIES
The Fund's investment in fixed-income securities may include bonds and preferred stocks that are convertible into the equity securities of the issuer or a related company. Depending upon the relationship of the conversion price to the market value of the underlying securities, convertible securities may trade more like equity securities than debt instruments. Consistent with its objectives and other investment policies, the Fund may also invest a portion of its assets in equity securities, including common stocks, depositary receipts, warrants, rights and other equity interests.

PREFERRED SECURITIES
Fixed rate preferred stocks have fixed dividend rates. They can be perpetual, with no mandatory redemption date, or issued with a fixed mandatory redemption date. Perpetual preferred stocks provide a fixed dividend throughout the life of the issue, with no mandatory retirement provisions, but may be callable. Sinking fund preferred stocks provide for the redemption of a portion of the issue on a regularly scheduled basis with, in most cases, the entire issue being retired at a future date. The value of fixed rate preferred stocks can be expected to vary inversely with interest rates. Certain issues of preferred stock are convertible into other equity securities.

Adjustable rate preferred stocks have a variable dividend rate which is determined periodically, typically quarterly, according to a formula based on a specified premium or discount to the yield on particular U.S. Treasury securities. The formula typically is the highest base-rate yield of one of three U.S. Treasury securities: the 90-day Treasury bill; the 10-year Treasury note; and either the 20-year or 30-year Treasury bond or other index. The premium or discount to be added to or subtracted from

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this base-rate yield is fixed at the time of issuance and cannot be changed without the approval of the holders of the adjustable rate preferred stock. Some adjustable rate preferred stocks have a maximum and a minimum rate and in some cases are convertible into common stock.

Auction rate preferred stocks pay dividends that adjust based upon periodic auctions. Such preferred stocks are similar to short-term corporate money market instruments in that an auction rate preferred stockholder has the opportunity to sell the preferred stock at par in an auction, normally conducted at least every 49 days, through which buyers set the dividend rate in a bidding process for the next period. The dividend rate set in the auction depends upon market conditions and the credit quality of the particular issuer. Typically, the auction rate preferred stock's dividend rate is limited to a specified maximum percentage of an external commercial paper index as of the auction date. Further, the terms of auction rate preferred stocks generally provide that they are redeemable by the issuer at certain times or under certain conditions.

LOANS
The Fund may invest a portion of its assets in loan participations and other direct claims against a borrower. The corporate loans in which the Fund invests primarily consist of direct obligations of a borrower and may include debtor in possession financings pursuant to Chapter 11 of the U.S. Bankruptcy Code, obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code, leveraged buy-out loans, leveraged recapitalization loans, receivables purchase facilities, and privately placed notes. The Fund may invest in a corporate loan at origination as a co-lender or by acquiring in the secondary market participations in, assignments of or novations of a corporate loan. By purchasing a participation, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower. The participations typically will result in the Fund having a contractual relationship only with the lender, not the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the Securities and Exchange Commission (SEC).

The Fund may invest in below investment grade loans which are rated in the lower rating categories of the established rating services ("Ba" or lower by Moody's or "BB" or lower by S&P), or may be unrated investments considered by the Adviser to be of comparable quality. As in the case of other high yield investments, below investment grade corporate loans can be expected to provide higher yields than higher rated fixed-income securities, but may be subject to greater risk of loss of principal and income. There are, however, some significant differences between loans and high yield bonds. Loan obligations are frequently secured by pledges of liens and security interests in the assets of the borrower, and the holders of corporate loans are frequently the beneficiaries of debt service subordination provisions imposed on the borrower's bondholders. These arrangements are designed to give loan investors preferential treatment over high yield bond investors in the event of a deterioration in the credit quality of the issuer. Even when these arrangements exist, however, there can be no assurance that the borrowers of the corporate loans will repay principal and/or pay interest in full. Loans generally bear interest at rates set at a margin above a generally recognized base lending rate that may fluctuate on a day-to-day basis, in the case of the prime rate of a U.S. bank, or which may be adjusted on set dates, typically 30 days but generally not more than one year, in the case of the

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London Interbank Offered Rate. Consequently, the value of corporate loans held by the Fund may be expected to fluctuate significantly less than the value of other fixed rate high yield instruments as a result of changes in the interest rate environment. On the other hand, the secondary dealer market for certain corporate loans may not be as well developed as the secondary dealer market for high yield bonds and, therefore, presents increased market risk relating to liquidity and pricing concerns.

COLLATERALIZED BOND OBLIGATIONS
The Fund may invest in collateralized bond obligations (CBOs), which are structured securities backed by a diversified pool of high yield, public or private fixed-income securities. These may be fixed pools or may be "market value" (or managed) pools of collateral. The pool of high yield securities is typically separated into tranches representing different degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates intended to compensate for the attendant risks. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tranches have been paid) rather than a fixed interest rate. The return on the lower tranches of CBOs is especially sensitive to the rate of defaults in the collateral pool. Under normal market conditions, the Fund expects to invest in the lower tranches of CBOs.

ZERO COUPON AND PAYMENT-IN-KIND SECURITIES
The securities in which the Fund invests may include zero coupon securities and payment-in-kind securities. Zero coupon securities do not bear interest, or may bear interest at a reduced rate, prior to maturity. Payment-in-kind securities are debt obligations that pay interest in the form of other debt obligations, instead of in cash. These debt obligations are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but generally require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than securities that make regular payments of interest. The Fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations, in which case the Fund will forgo the purchase of additional income producing assets with these funds. Zero coupon U.S. government securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

VARIABLE AND FLOATING RATE SECURITIES
Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The Fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. While floaters provide a certain degree of protection against rising interest rates, the Fund will participate in any decline in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two bonds or other securities, where the value of the investment position is determined by changes in the difference between such prices or interest rates, as the case may be, of the respective securities.

MONEY MARKET INSTRUMENTS
Money market instruments include short-term U.S. government securities, U.S. dollar denominated, high quality commercial paper (unsecured promissory notes issued by corporations to finance their short-term credit needs), certificates of deposit, bankers' acceptances and repurchase agreements

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relating to any of the foregoing. Short-term U.S. government securities include Treasury notes, bonds and bills, which are direct obligations of the U.S. government backed by the full faith and credit of the United States, and securities issued by agencies and instrumentalities of the U.S. government, which may be guaranteed by the U.S. Treasury, may be supported by the issuer's right to borrow from the U.S. Treasury or may be backed only by the credit of the federal agency or instrumentality itself.

ILLIQUID SECURITIES
The Fund may invest up to 20% of its assets in illiquid securities (i.e., securities that are not readily marketable). Illiquid securities include, but are not limited to, restricted securities (securities for which the disposition is restricted under the federal securities laws), securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") but that are deemed to be illiquid, and repurchase agreements with maturities in excess of seven days. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith by the Board of Trustees or its delegate.

COMMON STOCKS
The Fund may invest up to 10% of its total assets in common stocks of U.S. and non-U.S. issuers, including investment companies. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits, if any, of the corporation without preference over any other shareholder or class of shareholders, including holders of such entity's preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. In selecting common stocks for investment, the Fund expects generally to focus more on the security's dividend paying capacity than on its potential for capital appreciation.

OTHER INVESTMENT COMPANIES
The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund's investment objectives and principal investment strategies and permissible under the 1940 Act. Under the 1940 Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Fund's total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund and its affiliates, or
(iii) more than 5% of the Fund's total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund's own operations.

HEDGING, CURRENCY AND INTEREST RATE TRANSACTIONS

The Fund may, but is not required to, use various hedging, currency and interest rate transactions described below to earn income, facilitate portfolio management and mitigate risks. Such transactions are generally accepted under modern portfolio management and are regularly used by many mutual funds and other institutional investors. Although the Adviser seeks to use the practices to further the Fund's investment objectives, no assurance can be given that these practices will achieve this result.

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The Fund may enter into transactions in non-U.S. currencies for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in currencies other than the U.S. dollar. The Fund also may enter into these contracts for purposes of increasing exposure to a currency other than the U.S. dollar or to shift exposure to currency fluctuations from one country to another. Currency transactions include the purchase of currency on a spot (or cash) basis, contracts to purchase or sell currencies at a future date (forward contracts), the purchase and sale of currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on currency futures contracts and on currencies.

The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, currencies, equity, fixed-income and interest rate indices, and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars or credit transactions and credit default swaps. The Fund also may purchase derivative instruments that combine features of these instruments. Collectively, all of the above are referred to as "Strategic Transactions." The Fund generally seeks to use Strategic Transactions as a portfolio management or hedging technique to seek to protect against possible adverse changes in the market value of securities held in or to be purchased for the Fund's portfolio, protect the value of the Fund's portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate exposure of the Fund, including the effective yield paid on any preferred shares issued by the Fund, manage the effective maturity or duration of the Fund's portfolio, or establish positions in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Guidelines of any rating organization that rates any preferred shares issued by the Fund may limit the Fund's ability to engage in such transactions.

Strategic Transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use Strategic Transactions depends on the Adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Fund for investment purposes.

A more complete discussion of Strategic Transactions and their risks is contained in the Statement of Additional Information.

TEMPORARY DEFENSIVE STRATEGIES

There may be times when, in the Adviser's judgment, conditions in the securities market would make pursuit of the Fund's investment strategy inconsistent with achievement of the Fund's investment objectives. At such times, the Adviser may employ alternative strategies primarily to seek to reduce fluctuations in the value of the Fund's assets. In implementing these temporary defensive strategies, depending on the circumstances, the Fund may invest an unlimited portion of its portfolio in U.S. dollar denominated corporate debt securities, short-term money market instruments, U.S. government securities and cash. It is impossible to predict when, or for how long, the Fund may use these alternative strategies.

OTHER INVESTMENT POLICIES

WHEN-ISSUED AND DELAYED DELIVERY PURCHASES
The Fund may make contracts to purchase securities on a "when-issued" or "delayed delivery" basis. Pursuant to such contracts, delivery and payment for the securities occurs at a date later than the

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customary settlement date. The payment obligations and the interest rate on the securities will be fixed at the time the Fund enters into the commitment, but interest will not accrue to the Fund until delivery of and payment for the securities is made. An amount of cash or high quality securities equal to the amount of the Fund's commitment will be deposited in a segregated account at the Fund's custodian to secure the Fund's obligation. Although the Fund would generally purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities for its portfolio (or for delivery pursuant to options or futures contracts it has entered into) and not for leverage purposes, the Fund could dispose of a security prior to settlement if the Adviser deemed it advisable. The purchase of securities on a when-issued or delayed delivery basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of a decline in value of the Fund's other assets. Furthermore, when such purchases are made through a dealer, the dealer's failure to consummate the sale may result in the loss to the Fund of an advantageous yield or price.

MORTGAGE DOLLAR ROLLS
The Fund may enter into mortgage dollar roll transactions to earn additional income. In these transactions, the Fund sells a U.S. agency mortgage-backed security and simultaneously agrees to repurchase at a future date another U.S. agency mortgage-backed security with the same interest rate and maturity date, but generally backed by a different pool of mortgages. The Fund loses the right to receive interest and principal payments on the security it sold. However, the Fund benefits from the interest earned on investing the proceeds of the sale and may receive a fee or a lower repurchase price. The benefits from these transactions depend upon Pioneer's ability to forecast mortgage prepayment patterns on different mortgage pools. The Fund may lose money if, during the period between the time it agrees to the forward purchase of the mortgage securities and the settlement date, these securities decline in value due to market conditions or prepayments on the underlying mortgages.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which the Fund purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the Fund's purchase price, with the difference being income to the Fund. Under the direction of the Board of Trustees, the Adviser reviews and monitors the creditworthiness of any institution which enters into a repurchase agreement with the Fund. The counterparty's obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily. Collateral is held by the Fund's custodian in a segregated, safekeeping account for the benefit of the Fund. Repurchase agreements afford the Fund an opportunity to earn income on temporarily available cash at low risk. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

LENDING OF PORTFOLIO SECURITIES
The Fund may lend portfolio securities to registered broker-dealers or other institutional investors deemed by the Adviser to be of good standing under agreements which require that the loans be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund

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continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned as well as the benefit of an increase and the detriment of any decrease in the market value of the securities loaned and would also receive compensation based on investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of consent on a material matter affecting the investment.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund will lend portfolio securities only to firms that have been approved in advance by the Board of Trustees, which will monitor the creditworthiness of any such firms. At no time would the value of the securities loaned exceed 33 1/3% of the value of the Fund's total assets.

INDUSTRY, COUNTRY AND ISSUER CONCENTRATION
The Fund will not invest 25% or more of its total assets in any one industry or, other than the United States, issuers located in any one country. The Fund will allocate its investments from time to time among countries and industry sectors and among issuers in such sectors, based on the Adviser's evaluation of market and economic conditions.

PORTFOLIO TURNOVER
The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving the Fund's investment objectives. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 25% under normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such action. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See "U.S. federal income tax matters."

Leverage

The Fund currently anticipates that it will issue, as soon as practicable after the closing of this offering, preferred shares with an aggregate liquidation preference of approximately 33 1/3% of the Fund's total capital after giving effect to such issuance. The Fund may issue preferred shares or borrow or issue short-term debt securities to increase its assets available for investment. The Fund is authorized to issue preferred shares or issue debt obligations to the extent permitted by the 1940 Act. The Fund generally will not issue preferred shares or borrow unless the Adviser expects that the Fund will achieve a greater return on such borrowed funds than the additional costs the Fund incurs as a result of such borrowing. The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of the Fund's holdings. When the Fund leverages its assets, the fees paid to the Adviser for investment advisory and management services will be higher than if the Fund did not borrow because the Adviser's fees are calculated based on the Fund's total assets including the proceeds of the issuance of preferred shares or any outstanding borrowings. Consequently, the Fund and the Adviser may have differing interests in determining whether to leverage the Fund's assets. The Board of Trustees will monitor this potential conflict.

The Fund's use of leverage is premised upon the expectation that the Fund's dividends on its outstanding preferred shares or borrowing cost will be lower than the return the Fund achieves on its investments with the proceeds of the issuance of preferred shares or borrowing. Such difference in

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return may result from the short-term nature of its borrowing compared to the long-term nature of its investments or the Fund's higher credit rating. If the assets of the Fund (including the assets obtained from leverage) are invested in the higher yielding portfolio investments or portfolio investments that appreciate in value, the holders of common shares will be the beneficiaries of any excess of such return over the cost of leverage. Should the differential between the return in the underlying assets and cost of leverage narrow, the incremental return "pick up" will be reduced. Furthermore, if long-term rates rise or the Fund otherwise incurs losses on its investments, the Fund's net asset value attributable to its common shares will reflect the decline in the value of portfolio holdings resulting therefrom.

Leverage creates risks which may adversely affect the return for the holders of common shares, including:

+ the likelihood of greater volatility of net asset value and market price of common shares

+ fluctuations in the dividend rates on any preferred shares or in interest rates on borrowings and short-term debt

+ increased operating costs, which may reduce the Fund's total return to the holders of common shares. The fees and expenses attributed to leverage, including all offering and operating expenses relating to any preferred shares, will be borne by holders of common shares.

+ the potential for a decline in the value of an investment acquired through leverage, while the Fund's obligations under such leverage remains fixed

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced or potentially eliminated. The Adviser may determine to maintain the Fund's leveraged position if it expects that the long-term benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return. Capital raised through the issuance of preferred shares or borrowing will be subject to dividend payments or interest costs that may or may not exceed the income and appreciation on the assets purchased. The issuance of additional classes of preferred shares involves offering expenses and other costs, which will be borne by the holders of common shares, and may limit the Fund's freedom to pay dividends on common shares or to engage in other activities. The Fund also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate.

The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more nationally recognized statistical rating organizations which may issue ratings for the preferred shares or short-term debt instruments issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Fund's ability to pay dividends and distributions on common shares in certain instances. The Fund may also be required to pledge its assets to the lenders in connection with certain types of borrowing. The Adviser does not anticipate that these covenants or restrictions will adversely affect its ability to manage the Fund's portfolio in accordance with the Fund's investment objectives and principal investment strategies. Due to these covenants or restrictions, the Fund may be forced to liquidate investments at times and at prices that are not favorable to the Fund, or the Fund may be forced to forego investments that the Adviser otherwise views as favorable.

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LEVERAGE
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Under the 1940 Act, the Fund is not permitted to issue preferred shares unless immediately after such issuance the net asset value of the Fund's portfolio is at least 200% of the liquidation value of the outstanding preferred shares plus the aggregate amount of any senior securities of the Fund representing indebtedness (i.e., such liquidation value may not exceed 50% of the value of the Fund's total capital). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration, the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or distribution) is at least 200% of such liquidation value. In the event preferred shares are issued, the Fund intends, to the extent necessary, to maintain coverage of any preferred shares of at least 200% through the purchase or redemption of preferred shares. Under the 1940 Act, the Fund is not permitted to incur indebtedness unless immediately after such borrowing the Fund has an asset coverage of at least 300% of the aggregate outstanding principal balance of indebtedness (i.e., such indebtedness may not exceed 33 1/3% of the value of the Fund's total capital). Additionally, under the 1940 Act, the Fund may not declare any dividend or other distribution upon any class of its shares, or purchase any such shares, unless the aggregate indebtedness of the Fund has, at the time of the declaration of any such dividend or distribution or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be.

The extent that the Fund employs leverage, if any, will depend on many factors, the most important of which are investment outlook, market conditions and interest rates. Successful use of a leveraging strategy depends on the Adviser's ability to predict correctly interest rates and market movements. There is no assurance that a leveraging strategy will be successful during any period in which it is employed.

Assuming the Fund issues preferred shares with a liquidation preference equal to approximately 33 1/3% of the Fund's total capital and an annual dividend rate of [ ]% of such liquidation preference (which rate is approximately the rate which the Adviser expects the Fund to pay), based on an estimate of market rates as of the date of this Prospectus, the Fund would need to achieve an annual return on its total assets of [ ]% in order to cover such dividend payments on the preferred shares.

The following table illustrates the hypothetical effect on the return to a holder of the Fund's common shares of the leverage obtained by issuing preferred shares with a liquidation value equal to 33 1/3% of the Fund's total capital, assuming hypothetical annual returns of the Fund's portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

Assumed portfolio return (net of expenses)......   [     ]%      []%      []%  [   ]% [    ]%
Corresponding common share return...............   [     ]%      []%      []%  [   ]% [    ]%

Until the Fund issues preferred shares or borrows, the Fund's common shares will not be leveraged, and the risks and special considerations related to leverage described in this Prospectus will not apply. Such leveraging of the common shares cannot be fully achieved until the proceeds resulting from the use of leverage have been invested in longer-term debt instruments in accordance with the Fund's investment objectives and policies.

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Risk factors

GENERAL

The Fund is a diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading tool. An investment in the Fund's common shares may be speculative in that it involves risk. The Fund should not constitute a complete investment program and should only be considered as an addition to an investor's existing diversified portfolio of investments.

Due to the uncertainty in all investments, there can be no assurance that the Fund will achieve its investment objectives.

NO OPERATING HISTORY

The Fund is a newly organized closed-end management investment company and has no operating history or history of public trading.

LEVERAGE

The Fund may issue preferred shares, borrow money or issue debt securities with a liquidation preference or principal amount to the extent permitted by the 1940 Act and currently anticipates that it will issue preferred shares, as soon as practicable after the closing of this offering, with an aggregate liquidation preference of approximately 33 1/3% of the Fund's total capital immediately after issuance. Leverage creates risks which may adversely affect the return for the holders of common shares, including:

+ the likelihood of greater volatility of net asset value and market price of common shares

+ fluctuations in the dividend rates on any preferred shares or in interest rates on borrowings and short-term debt

+ increased operating costs, which may reduce the Fund's total return to the holders of common shares. The fees and expenses attributed to leverage, including all offering and operating expenses relating to any preferred shares, will be borne by holders of common shares.

+ the potential for a decline in the value of an investment acquired through leverage, while the Fund's obligations under such leverage remain fixed

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced or potentially eliminated.

Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Fund's ability to pay dividends and distributions on common shares in certain instances. The Fund may also be required to pledge its assets to the lenders in connection with certain types of borrowing. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more nationally recognized statistical rating organizations which may issue ratings for the preferred shares or short-term debt instruments issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.

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Since the Adviser's fee is a percentage of the Fund's managed assets, the Adviser's fee will be higher if the Fund is leveraged and the Adviser will have an incentive to leverage the Fund.

MARKET DISCOUNT RISK

Shares of closed-end funds frequently trade at prices lower than their net asset value. This is commonly referred to as "trading at a discount." This characteristic of shares of closed-end funds is a risk separate and distinct from the risk that the Fund's net asset value may decrease. Investors who sell their shares within a relatively short period after completion of the public offering are likely to be exposed to this risk. Accordingly, the Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes. Net asset value will be reduced following the offering by the underwriting discount and the amount of offering expenses paid by the Fund.

Whether investors will realize a gain or loss upon the sale of the Fund's common shares will depend upon whether the market value of the shares at the time of sale is above or below the price the investor paid for the shares, taking into account transaction costs, and is not directly dependent upon the Fund's net asset value. Because the market value of the Fund's shares will be determined by factors such as the relative demand for and supply of the shares in the market, general market conditions and other factors beyond the control of the Fund, the Fund cannot predict whether its common shares will trade at, below or above net asset value, or below or above the initial offering price for the shares.

INTEREST RATE RISK

Fixed-income securities are subject to certain common risks, including:

+ if interest rates go up, the value of debt securities in the Fund's portfolio generally will decline. Interest rates are currently low relative to historical levels

+ during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk. Fixed-income securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer

+ during periods of rising interest rates, the average life of certain types of securities may be extended because of the right of the issuer to defer payments or make slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk

CREDIT RISK

Credit risk is the risk that the fixed-income securities in the Fund's portfolio will decline in price or fail to make interest or dividend payments when due because the issuer of the security experiences a decline in its financial status. The Fund is authorized to invest all or any portion of its assets in fixed-income securities that are rated below investment grade at the time of acquisition. These securities may be rated as low as "Ca" by Moody's and "CC" by S&P. Securities rated "Baa" by Moody's are considered by Moody's as medium to lower medium grade securities; they are neither highly protected nor poorly secured; dividend or interest payments and capital or principal security, as the case may be, appear to Moody's to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over time; and in the opinion of Moody's, securities in this rating category lack outstanding investment characteristics and have speculative characteristics. Securities rated "BBB" by S&P are regarded by S&P as having an adequate capacity to pay dividends or interest and repay capital or principal, as the case may be; although such securities normally exhibit adequate

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protection parameters, adverse economic conditions or changing circumstances are more likely, in the opinion of S&P, to lead to a weakened capacity to pay dividends or interest and repay capital or principal for securities in this category than in higher rating categories. A rating of "Ca" by Moody's means the securities are speculative in a high degree and may be in default. A rating of "CC" by S&P means there is a currently identifiable vulnerability to default. Below investment grade securities and comparable unrated securities involve substantial risk of loss, are considered highly speculative with respect to the issuer's ability to pay interest and any required redemption or principal payments and are susceptible to default or decline in market value due to adverse economic and business developments. The ratings of Moody's and S&P represent their opinions as to the quality of those securities that they rate; ratings are relative and subjective and are not absolute standards of quality.

HIGH YIELD DEBT SECURITIES

An investment in below investment grade (high yield) securities involves substantial risk of loss. Below investment grade debt securities or comparable unrated securities are commonly referred to as "junk bonds" and are considered predominantly speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the Fund is subject to the following specific risks:

+ Increased price sensitivity to changing interest rates and to a deteriorating economic environment;

+  Greater risk of loss due to default or declining credit quality;

+ Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments; and

+ If a negative perception of the high yield market develops, the price and liquidity of high yield securities may be depressed. This negative perception could last for a significant period of time.

Debt securities rated below investment grade are speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of such securities. A rating of "Ca" from Moody's means that the issue is regarded as having extremely poor prospects of ever attaining any real investment standing. S&P assigns a rating of "CC" to issues that are currently highly vulnerable to nonpayment, and the "CC" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on the obligation are being continued (a "CC" rating is also assigned to a preferred stock issue in arrears on dividends or sinking fund payments but currently paying). See the Statement of Additional Information for a description of Moody's and S&P ratings.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal payments and interest payments than an investment grade issuer. The principal amount of high yield securities outstanding has proliferated in the past decade as an increasing number of issuers have used high yield securities for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. The percentage of defaults on high yield debt securities as reported by Moody's was
5.5% and 5.7% in 1999 and 2000, respectively, and increased to 10.2% and      %
in 2001 and 2002, respectively. If the national economy enters into a deeper recessionary phase during 2003 or interest rates rise sharply, the number of defaults by high yield issuers is likely to increase. Similarly, downturns in profitability in specific industries could adversely affect the ability of high yield issuers in those industries to meet their obligations. The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. Factors having an adverse impact on the market value of lower quality securities may have an adverse effect

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on the Fund's net asset value and the market value of its shares. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings. In certain circumstances, the Fund may be required to foreclose on an issuer's assets and take possession of its property or operations. In such circumstances, the Fund would incur additional costs in disposing of such assets and potential liabilities from operating any business acquired.

The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security when necessary to meet its liquidity needs. There are fewer dealers in the market for high yield securities than investment grade obligations. The prices quoted by different dealers may vary significantly and the spread between the bid and asked price is generally much larger for below investment grade securities than for higher rated instruments. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

Since investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which the Fund invests, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

If the Fund invests in high yield securities that are rated C or below, the Fund will incur significant risk in addition to the risks associated with investments in high yield securities and corporate loans. Distressed securities frequently do not produce income while they are outstanding. The Fund may purchase distressed securities that are in default or the issuers of which are in bankruptcy. The Fund may be required to bear certain extraordinary expenses in order to protect and recover its investment.

NON-U.S. SECURITIES

The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Fund invests a significant portion of its non-U.S. investments in one region or in the securities of emerging market issuers. These risks may include:

+ less information about non-U.S. issuers or markets may be available due to less rigorous disclosure, accounting standards or regulatory practices

+ many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, the Adviser may not be able to sell the Fund's portfolio securities at times, in amounts and at prices it considers reasonable

+ currency exchange rates or controls may adversely affect the value of the Fund's investments

+ the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession

+ economic, political and social developments may adversely affect the securities markets

+  withholdings and other non-U.S. taxes may decrease the Fund's return

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There may be less publicly available information about non-U.S. markets and issuers than is available with respect to U.S. securities and issuers. Non-U.S. companies generally are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The trading markets for most non-U.S. securities are generally less liquid and subject to greater price volatility than the markets for comparable securities in the U.S. The markets for securities in certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in certain non-U.S. markets, including emerging market countries, may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the U.S. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity.

Economies and social and political climates in individual countries may differ unfavorably from the U.S. Non-U.S. economies may have less favorable growth rates of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payment positions. Many countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries. Unanticipated political or social developments may also affect the value of the Fund's investments and the availability to the Fund of additional investments in such countries.

SOVEREIGN DEBT

An investment in debt obligations of non-U.S. governments and their political subdivisions (sovereign debt), whether denominated in U.S. dollars of a foreign currency, involves special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issuers. In the past, certain non-U.S. countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward its principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from non-U.S. governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

FOREIGN CURRENCY RISKS

The value of the securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are denominated or quoted. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

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MORTGAGE- AND ASSET-BACKED SECURITIES AND STRUCTURED SECURITIES

To the extent the Fund invests significantly in mortgage-related and asset-backed securities, its exposure to prepayment and extension risks may be greater than if it invested in other fixed-income securities. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment. Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid. The value of interest only instruments may decline significantly or these instruments may become worthless in the event that the underlying mortgage pool experiences substantial and unanticipated payments.

The Fund may invest in mortgage derivatives and structured securities. Because these securities have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

REITS

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources and may trade less frequently and in a more limited volume than larger company securities.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed-income securities, market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stock in an issuer's capital structure and consequently entail less risk than the issuer's common stock. The Fund may invest in convertible securities of any maturity and will determine whether to hold, sell or

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convert any security in which it has invested depending upon the Adviser's outlook for the market value for such security and the security into which it converts.

CORPORATE LOANS

The Fund may acquire interests in loans made by banks or other financial institutions to corporate issuers or participation interests in such loans. By purchasing a participation interest in a loan, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower. The participations typically will result in the Fund having a contractual relationship only with the lender, not the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower.

The Fund may invest in loans which are not rated by a rating agency, will not be registered with the Commission or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to these loans will generally be less extensive than that available for registered or exchanged listed securities. In evaluating the credit worthiness of borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Fund may also invest in loans which have been assigned ratings below investment grade by independent rating agencies and are subject to the same risks as the Fund's investment in below investment grade fixed-income securities.

Unlike most other high yield securities, corporate loan obligations are frequently secured by security interests in the assets of the borrower and the holders of corporate loans are frequently the beneficiaries of debt service subordination provisions imposed on the borrower's bondholders. If the Fund only acquires a participation in the loan made by a third party, the Fund may not be able to control the exercise of any remedies that the lender would have under the corporate loan. These arrangements are designed to give corporate loan investors preferential treatment over high yield investors in the event of a deterioration in the credit quality of the issuer. Even when these arrangements exist, however, there can be no assurance that the principal and interest owed on the corporate loan will be repaid in full. Corporate loans generally bear interest at rates set at a margin above a generally recognized base lending rate that may fluctuate on a day-to-day basis, in the case of the prime rate of a U.S. bank, or which may be adjusted on set dates, typically 30 days but generally not more than one year, in the case of the London Interbank Offered Rate. Consequently, the value of corporate loans held by the Fund may be expected to fluctuate significantly less than the value of other fixed rate high yield instruments as a result of changes in the interest rate environment. On the other hand, the secondary dealer market for certain corporate loans may not be as well developed as the secondary dealer market for high yield bonds and, therefore, presents increased market risk relating to liquidity and pricing concerns.

The Adviser may use fair value pricing to value loans or other securities if market quotations for them are not readily available or are deemed unreliable, or if events occurring after the close of a securities market and before the Fund values its assets would materially affect net asset value.

COLLATERALIZED BOND OBLIGATIONS

Income from the pool of lower grade securities collateralizing the obligations is typically separated into tranches representing different degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risks. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the lower tranches of CBOs are especially sensitive to the rate of defaults in the

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collateral pool, which increases the risk of the Fund losing its investment placed in lower CBO tranches.

DERIVATIVES

Strategic Transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use Strategic Transactions depends on the Adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Fund for investment purposes.

There are several risks associated with the use of futures contracts and futures options. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. While the Fund may enter into futures contracts and options on futures contracts for hedging purposes, the use of futures contracts and options on futures contracts might result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. There may be an imperfect correlation between the Fund's portfolio holdings and futures contracts or options on futures contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. The degree of imperfection of correlation depends on circumstances such as variations in market demand for futures, options on futures and their related securities, including technical influences in futures and futures options trading, and differences between the securities markets and the securities underlying the standard contracts available for trading. Further, the Fund's use of futures contracts and options on futures contracts to reduce risk involves costs and will be subject to the Adviser's ability to predict correctly changes in interest rate relationships or other factors.

Depending on whether the Fund would be entitled to receive net payments from the counterparty on an interest rate swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, a default by a counterparty could negatively impact the performance of the common shares. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the common shares. If the Fund fails to maintain the required 200% asset coverage of the liquidation value of any outstanding preferred shares or if the Fund loses its expected rating on the preferred shares or fails to maintain other covenants, the Fund may be required to redeem some or all of the preferred shares. Similarly, the Fund could be required to prepay the principal amount of any borrowings. Such redemption or prepayment would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transaction. Early termination of a swap could result in a termination payment by or to the Fund. Early termination of a cap could result in a termination payment to the Fund. The Fund intends to maintain, in a segregated account, cash or liquid securities having a value at least equal to the Fund's net payment obligations under any swap transaction, marked to market daily. The Fund will not enter into interest rate swap or cap transactions having a notional amount that exceeds the outstanding amount of the Fund's leverage.

The use of interest rate swaps and caps, currency swaps and credit default swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Depending on the state of interest rates in general, the Fund's use of

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interest rate swaps or caps could enhance or harm the overall performance of the common shares. To the extent there is a decline in interest rates, the value of the interest rate swap or cap could decline, and could result in a decline in the net asset value of the common shares. In addition, if short-term interest rates are lower than the Fund's fixed rate of payment on the interest rate swap, the swap will reduce common share net earnings. If, on the other hand, short-term interest rates are higher than the fixed rate of payment on the interest rate swap, the swap will enhance common share net earnings. Buying interest rate caps could enhance the performance of the common shares by providing a maximum leverage expense. Buying interest rate caps could also decrease the net earnings of the common shares in the event that the premium paid by the Fund to the counterparty exceeds the additional amount the Fund would have been required to pay had it not entered into the cap agreement.

Interest rate swaps and caps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty defaults, the Fund would not be able to use the anticipated net receipts under the swap or cap to offset the dividend payments on the Fund's preferred shares or interest payments on borrowings. Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, such a default could negatively impact the performance of the common shares.

ILLIQUID SECURITIES

The Fund may invest up to 20% of its total assets in illiquid securities. Illiquid securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of illiquid securities. Illiquid securities are also more difficult to value and the Adviser's judgment may play a greater role in the valuation process. Investment of the Fund's assets in illiquid securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with illiquid securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities.

COMMON STOCKS

The common stocks and other non-preferred equity securities in which the Fund invests may experience substantially more volatility in their market value than the Fund's investments in preferred securities. Such securities may also be more susceptible to adverse changes in market value due to issuer specific events, such as unfavorable earnings reports. The market values of common stocks are also generally sensitive to general movements in the equities markets.

ANTI-TAKEOVER PROVISIONS

The Fund's Agreement and Declaration of Trust and By-laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees. Such provisions could limit the ability of holders of common shares to sell their shares at a premium over prevailing market prices by discouraging a third-party from seeking to obtain control of the Fund. These provisions include staggered terms of office for the Trustees, advance notice requirements for shareholder proposals, and super-majority voting requirements for open-ending the Fund or a merger, liquidation, asset sales and similar transactions.

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MARKET DISRUPTION AND GEOPOLITICAL RISK

The war with, and the continuing occupation of, Iraq may have a substantial impact on the U.S. and world economies and securities markets. The nature, scope and duration of such impact cannot be predicted with any certainty. Terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001 closed some of the U.S. securities markets for a four-day period. Similar events and market disruptions may occur in the future. Geopolitical risks have, and may in the future, contribute to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Those events could also have an acute effect on individual issuers or related groups of issuers.

Management of the Fund

TRUSTEES AND OFFICERS

The Fund's Board of Trustees provides broad supervision over the affairs of the Fund. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers of the Fund, together with their principal occupations during the past five years, are listed in the Statement of Additional Information. Each of the Trustees serves as a Trustee of each of the other leveraged closed-end investment companies for which the Adviser acts as investment adviser.

INVESTMENT ADVISER AND ADMINISTRATOR

The Fund has contracted with John Hancock Advisers, LLC to act as its investment adviser. The Adviser serves as the investment adviser to John Hancock Preferred Income Fund, John Hancock Preferred Income Fund II, John Hancock Preferred Income Fund III, John Hancock Patriot Premium Dividend Fund I, John Hancock Patriot Premium Dividend Fund II, John Hancock Patriot Select Dividend Trust, John Hancock Patriot Preferred Dividend Fund, and John Hancock Patriot Global Dividend Fund, all leveraged, dual-class, closed-end investment companies. The Adviser also manages John Hancock Strategic Income Fund, an open-end investment company with similar investment policies of the Fund, which seeks high current income through flexible investments among international fixed-income securities, U.S. government issues and high-yielding corporate bonds. The Adviser was organized in 1968 and had, as of March 31, 2003 approximately $25 billion in
assets under management, of which approximately $     billion was invested in
fixed-income securities and manages approximately $          billion in leverage
closed-end funds. The Adviser is an indirect wholly-owned subsidiary of John Hancock Financial Services, Inc., a financial services company.

The Adviser has been managing closed-end funds since 1971 and has a long history of delivering regular dividends through several market cycles. The Adviser is an industry leader in preferred stock fund management and is the only firm to actively manage seven closed-end preferred stock funds.

The Adviser will employ a team of seasoned investment professionals to manage the Fund. This experienced team has been successful in managing fixed-income assets through the Adviser's similarly structured dual-class, closed-end funds, as well as open-end funds and institutional portfolios. The team consists of 62 professionals with an average of 18 years of investment experience. In addition to developing a structured process to manage interest rate risk, the management team has a track record of maintaining regular dividends through several market cycles. The Adviser uses a total team approach in which portfolio managers and analysts work together to research and identify investment opportunities resulting in a free-flowing exchange of ideas. The Adviser's goal is to deliver consistent investment results, where its investment philosophy can be maintained through teamwork rather than individual efforts.

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 36

MANAGEMENT OF THE FUND
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Under the terms of an investment advisory agreement between the Fund and the Adviser (the "Advisory Agreement"), the Fund has retained the Adviser to provide overall investment advice and to manage the investment of the Fund's assets and to place orders for the purchase and sale of its portfolio securities. The Adviser is responsible for obtaining and evaluating research, economic and statistical data and, subject to the supervision of the Board of Trustees, for formulating and implementing investment programs in furtherance of the Fund's investment objectives. The Adviser will furnish to the Fund the services of such members of its organization as may be duly elected officers of the Fund. The Adviser will not be liable to the Fund except for willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations.

The Adviser will also provide administrative services to the Fund (to the extent such services are not provided to the Fund pursuant to other agreements) including (i) providing supervision of the Fund's non-investment operations,
(ii) providing the Fund with personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Fund, (iii) arranging for the preparation, at the Fund's expense, of the Fund's tax returns, reports to shareholders and reports filed with the Securities and Exchange Commission and other regulatory authorities,
(iv) providing the Fund with adequate office space and certain related office equipment and services, and (v) maintaining all of the Fund's records other than those maintained pursuant to such other agreements.

COMPENSATION AND EXPENSES

For its advisory and administrative services, the Fund will accrue and pay to the Adviser daily, as compensation for the services rendered and expenses paid
by it, a fee on an annual basis equal to [     ]% of the Fund's average daily
managed assets. Because the fee paid to the Adviser is determined on the basis of the Fund's managed assets, the Adviser's interest in determining whether to leverage the Fund may differ from the interests of the Fund. "Managed assets" means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than liabilities representing financial leverage). The liquidation preference of the preferred shares is not a liability. Consequently, if the Fund issues preferred shares and does not borrow, managed assets will generally be approximately equal to the Fund's net assets attributable to common shares plus the liquidation preference of any outstanding preferred shares.

Pursuant to a separate Accounting and Legal Services Agreement, the Adviser is reimbursed for certain tax, accounting and legal services.

The Adviser has contractually agreed to waive a portion of its advisory fees. The Adviser has agreed that, until the fifth anniversary of the Advisory
Agreement, the Adviser will limit its advisory fee to [     ]% of average daily
managed assets, in the sixth year to [     ]% of average daily managed assets,
in the seventh year to [     ]% of average daily managed assets, and in the
eighth year to [     ]% of average daily managed assets. After the eighth year, the Adviser will no longer waive a portion of its advisory fee.

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of a team of portfolio managers led by Frederick L. Cavanaugh, Jr. and Daniel S. Janis. [The team will operate under the supervision of Barry H. Evans, Senior Vice President and Chief Fixed Income Officer of the Adviser.]

Frederick L. Cavanaugh, Jr. is a [          ] of the Adviser. He joined the
Adviser in 1986 and has over [25] years of experience in managing fixed-income portfolios. He currently serves as a co-portfolio manager of John Hancock Strategic Income Fund.

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MANAGEMENT OF THE FUND
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Daniel S. Janis is a [          ] of the Adviser. He joined the Adviser in 1999
and has over [15] years of experience in managing fixed-income portfolios. He currently serves as a co-portfolio manager of John Hancock Strategic Income Fund.

SHAREHOLDER SERVICING AGENT

[The Adviser has retained [          ] to act as shareholder servicing agent for
the Fund. In consideration of these services, the Adviser will pay [          ]
a fee equal on an annual basis to [     ]% of the Fund's average daily managed
assets. This fee will be an expense of the Adviser and not the Fund. See "Custodian, transfer agent, registrar, dividend disbursing agent and shareholder servicing agent."]

Dividends and distributions; Automatic Dividend Reinvestment Plan

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute dividends of all or a portion of its investment company taxable income monthly to holders of common shares. It is expected that its initial distribution will be declared approximately [45 days], and paid approximately [60 to 90 days,] after the completion of this offering. Dividends and distributions may be payable in cash or common shares, with the option to receive cash in lieu of the shares. The Fund may at times in its discretion pay out less than the entire amount of investment company taxable income earned in any particular period and may at times pay out such accumulated undistributed income in addition to investment company taxable income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to holders of common shares for any particular period may be more or less than the amount of investment company taxable income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders. For federal income tax purposes, the Fund is required to distribute substantially all of its investment company taxable income for each year. All, or substantially all of the Fund's net capital gains, if any, will be distributed to the Fund's shareholders at least annually.

Under the 1940 Act, the Fund is not permitted to incur indebtedness unless immediately after such incurrence the Fund has an asset coverage of at least 300% of the aggregate outstanding principal balance of indebtedness. Additionally, under the 1940 Act, the Fund may not declare any dividend or other distribution upon any class of its capital shares, or purchase any such capital shares, unless the aggregate indebtedness of the Fund has, at the time of the declaration of any such dividend or distribution or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be.

While any preferred shares are outstanding, the Fund may not declare any cash dividend or other distribution on its common shares, unless at the time of such declaration, (1) all accumulated preferred dividends have been paid and (2) the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of the liquidation value of the outstanding preferred shares (expected to be equal to the original purchase price per share plus any accumulated and unpaid dividends thereon).

In addition to the limitations imposed by the 1940 Act described above, certain lenders or rating agencies rating the Fund's preferred shares may impose additional restrictions on the payment of dividends or distributions on the common shares. If the Fund's ability to make distributions on its common shares is limited, such limitation could under certain circumstances impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company, which would have adverse tax consequences for shareholders. See "Leverage" and "U.S. federal income tax matters."

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 38

DIVIDENDS AND DISTRIBUTIONS; AUTOMATIC DIVIDEND REINVESTMENT PLAN
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See "AUTOMATIC DIVIDEND REINVESTMENT PLAN" for information concerning the manner in which dividends and distributions to common shareholders may be automatically reinvested in common shares. Dividends and distributions may be taxable to shareholders whether they are reinvested in shares of the Fund or received in cash. See "U.S. federal income tax matters."

The yield on the Fund's common shares will vary from period to period depending on factors including, but not limited to, market conditions, the timing of the Fund's investment in portfolio securities, the securities comprising the Fund's portfolio, changes in interest rates including changes in the relationship between short-term rates and long-term rates, the amount and timing of the use of borrowings and other leverage by the Fund, the effects of leverage on the common shares discussed above under "Leverage," the timing of the investment of leverage proceeds in portfolio securities, the Fund's net assets and its operating expenses. Consequently, the Fund cannot guarantee any particular yield on its shares and the yield for any given period is not an indication or representation of future yields on the Fund's shares.

AUTOMATIC DIVIDEND REINVESTMENT PLAN

Pursuant to the Fund's Automatic Dividend Reinvestment Plan (the "Plan"), unless a shareholder is ineligible or elects otherwise, all dividend and capital gains distributions are automatically reinvested by Mellon Bank N.A., as agent for shareholders in administering the Plan (the "Plan Agent"), in additional common shares of the Fund. In the event a dividend or capital gains distribution is declared in shares with the option to take cash and the shares are trading at a "market discount," as described below, the Plan provides that its distribution will be taken in cash and reinvested in accordance with the Plan. Shareholders who are ineligible or who elect not to participate in the Plan will receive all dividends and distributions payable in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by the Plan Agent, as dividend paying agent. Such shareholders may elect not to participate in the Plan and to receive all distributions of dividends and capital gains in cash by sending written instructions to the Plan Agent, as dividend paying agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise, such termination will be effective with respect to any subsequently declared dividend or capital gains distribution.

Whenever the Fund declares an ordinary income dividend or a capital gains distribution (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive common shares. The shares are acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund ("newly issued shares") or (ii) by purchase of outstanding common shares on the open market ("open-market purchases") on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share as determined on the payment date (such condition being referred to herein as "market premium"), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the higher of the net asset value per share on the date the shares are issued or 95% of the market price per share on such date. If on the dividend payment date the net asset value per share is greater than the market price (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount (less a pro-rata share of any brokerage commissions) in shares acquired on behalf of the participant in open-market purchases.

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DIVIDENDS AND DISTRIBUTIONS; AUTOMATIC DIVIDEND REINVESTMENT PLAN
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In the event of a market discount on the payment date for any dividend or distribution, the Plan Agent will be purchasing shares shortly after the payment date of the dividend and in no event later than the day preceding the next ex-dividend date, except where temporary curtailment or suspension of purchase is necessary to comply with the federal securities laws ("last purchase date") to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of the dividend through the date before the next ex-dividend date, which typically will be approximately ten days.

The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the account within 60 days, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends.

The automatic reinvestment of dividend and capital gains distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such distributions. See "U.S. federal income tax matters."

Shareholders participating in the Plan may receive benefits not available to shareholders not participating in the Plan. If the market price of the Fund's shares is higher than the net asset value, participants in the Plan will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price is below the net asset value, participants receive distributions of shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem its shares, the price on resale may be more or less than the net asset value.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence concerning the Plan should be directed to the Plan Agent at Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938, (800) 852-0218.

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CLOSED-END FUND STRUCTURE
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Closed-end fund structure

The Fund is a newly organized, diversified, closed-end management investment company (commonly referred to as a closed-end fund). Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if you wish to sell your shares of a closed-end fund you must trade them on the market like any other stock at the prevailing market price at that time. In a mutual fund, if the shareholder wishes to sell shares of the fund, the mutual fund will redeem or buy back the shares at "net asset value." Also, mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage the fund's investments. By comparison, closed-end funds are generally able to stay more fully invested in securities that are consistent with their investment objectives and also have greater flexibility to make certain types of investments and to use certain investment strategies, such as financial leverage and investments in illiquid securities.

Shares of closed-end funds frequently trade at a discount to their net asset value. Common shares of closed-end investment companies like the Fund, that invest predominantly in preferred securities, have during some periods traded at prices higher than their net asset value (at a "premium") and during other periods traded at prices lower than their net asset value (at a "discount"). This is in part because the market price reflects the dividend yield on the common shares. When the yield on the net asset value per share is higher than yields generally available in the market for comparable securities, the market price will tend to reflect this by trading higher than the net asset value per share to adjust the yield to a comparable market rate. To the extent the common shares do trade at a discount, the Fund's Board of Trustees may from time to time engage in open-market repurchases or tender offers for shares after balancing the benefit to shareholders of the increase in the net asset value per share resulting from such purchases against the decrease in the assets of the Fund and potential increase in the expense ratio of expenses to assets of the Fund and consequent reduction in yield. The Board of Trustees believes that in addition to the beneficial effects described above, any such purchases or tender offers may result in the temporary narrowing of any discount but will not have any long-term effect on the level of any discount.

U.S. federal income tax matters

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of acquiring, holding and disposing of common shares of the Fund. This discussion only addresses U.S. federal income tax consequences to U.S. shareholders who hold their shares as capital assets and does not address all of the U.S. federal income tax consequences that may be relevant to particular shareholders in light of their individual circumstances. This discussion also does not address the tax consequences to shareholders who are subject to special rules, including, without limitation, financial institutions, insurance companies, dealers in securities or foreign currencies, foreign shareholders, shareholders who hold their shares as or in a hedge against currency risk, a constructive sale, or conversion transaction, shareholders who are subject to the alternative minimum tax, or tax-exempt or tax-deferred plans, accounts, or entities. In addition, the discussion does not address any state, local, or foreign tax consequences, and it does not address any federal tax consequences other than U.S. federal income tax consequences. The discussion reflects applicable tax laws of the United States as of the date of this Prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service ("IRS") retroactively or prospectively. No attempt is made to present a detailed explanation of all U.S. federal income tax concerns affecting the Fund and its shareholders, and the discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the specific tax

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U.S. FEDERAL INCOME TAX MATTERS
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consequences to them of investing in the Fund, including the applicable federal, state, local and foreign tax consequences to them and the effect of possible changes in tax laws.

The Fund intends to elect to be treated and to qualify each year as a "regulated investment company" under Subchapter M of the Code and to comply with applicable distribution requirements so that it generally will not pay U.S. federal income tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, which qualification the following discussion assumes, the Fund must satisfy certain tests regarding the sources of its income and the diversification of its assets. If the Fund qualifies as a regulated investment company and, for each taxable year, it distributes to its shareholders an amount equal to or exceeding the sum of (i) 90% of its "investment company taxable income" as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund generally will be relieved of U.S. federal income tax on any income of the Fund, including "net capital gains" (the excess of net long-term capital gain over net short-term capital loss), distributed to shareholders. However, if the Fund retains any investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. The Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If for any taxable year the Fund did not qualify as a regulated investment company, it would be treated as a corporation subject to U.S. federal income tax.

Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund as of a record date in October, November or December and paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

Unless a shareholder is ineligible to participate or elects otherwise, distributions will be automatically reinvested in additional common shares of the Fund pursuant to the Plan. For U.S. federal income tax purposes, assuming the Fund has sufficient current or accumulated earnings and profits, such distributions generally will be taxable whether a shareholder takes them in cash or they are reinvested pursuant to the Plan in additional shares of the Fund. In general, dividends from investment company taxable income are taxable as ordinary income, and dividends from net capital gain (if any) that are designated as capital gain dividends are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the Fund.

To the extent that the Fund has ordinary income from its investments in debt securities and loans, dividends distributed to shareholders from such income generally will not qualify for the reduced tax rates on dividends under the Jobs and Growth Tax Relief Reconciliation Act of 2003 enacted on May 28, 2003. Dividend distributions to individual shareholders from the Fund's investment company taxable income, however, may qualify for such reduced rates to the extent that such income is attributable to qualified dividend income from the Fund's investments in common and preferred stock of U.S. companies and stock of foreign corporations, provided that certain holding period and other requirements are met. Capital gain dividends distributed by the Fund to individual shareholders will qualify for the reduced tax rates under such Act.

Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as receiving a distribution in an amount equal to the amount of cash they would have received had they elected to receive cash, except when the Fund distributes newly issued shares, in which case the amount of the distribution will be equal to the fair market value of the shares received, determined as of the distribution date. The basis of such shares will equal the amount

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U.S. FEDERAL INCOME TAX MATTERS
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of the distribution. The source and U.S. federal income tax status of all distributions will be reported to shareholders annually.

If the Fund retains any net capital gains for a taxable year, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities.

Dividends received by the Fund from U.S. corporations in respect of any share of stock with a tax holding period of at least 46 days (91 days in the case of certain preferred stock) extending before and after each dividend held in an unleveraged position and distributed and designated by the Fund (except for capital gain dividends received from a regulated investment company) may be eligible for the 70% dividends-received deduction generally available to corporations under the Code. Any income of the Fund attributable to taxable preferred securities will not qualify for this dividends-received deduction. A corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced for U.S. federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares and, to the extent such basis would be reduced below zero, current recognition of income may be required. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period stated above with respect to their Fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Fund shares, and, if they borrow to acquire or otherwise incur debt attributable to Fund shares, they may be denied a portion of the dividend-received deduction. The entire dividend, including the otherwise deductible amount, will be included in determining the excess, if any, of a corporation's adjusted current earnings over its alternative minimum tax liability, which may increase a corporation's alternative minimum tax liability.

Sales and other dispositions of the Fund's shares generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in the Fund's shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if shares of the Fund are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder's adjusted basis in the shares. Such gain or loss generally will be treated as long-term gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term gain or loss. Any loss recognized by a shareholder upon the sale or other disposition of shares with a tax holding period of six months or less generally will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains with respect to such shares. Losses on sales or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the Fund (including those made pursuant to reinvestment of dividends and/or capital gains distributions) within a period of 61 days beginning 30 days before and ending 30 days after a sale or other disposition of shares.

The Fund is required in certain circumstances to backup withhold on reportable payments, including dividends, capital gains distributions, and proceeds of sales or other dispositions of the Fund's shares paid to certain holders of the Fund's shares who do not furnish the Fund with their correct Social Security number or other taxpayer identification number and make certain other certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to a shareholder may be refunded or credited against such

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U.S. FEDERAL INCOME TAX MATTERS
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shareholder's U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury regulations in effect as they generally affect the taxation of the Fund and its shareholders. As noted above, these provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive. A further discussion of the U.S. federal income tax rules applicable to the Fund can be found in the Statement of Additional Information which is incorporated by reference into this Prospectus. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, foreign, state, and local income or other taxes.

Net asset value

The Fund calculates a net asset value for its common shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. New York City time). For purposes of determining the net asset value of a common share, the value of the securities held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses and indebtedness) and the aggregate liquidation value of any outstanding preferred shares is divided by the total number of common shares outstanding at such time. Currently, the net asset values of shares of publicly traded closed-end investment companies investing in debt securities are published in Barron's, the Monday edition of The Wall Street Journal and the Monday and Saturday editions of The New York Times.

The Fund generally values its portfolio securities using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or, in the opinion of the Adviser, are not representative of the true market value, the fair value of a security may be determined in accordance with procedures approved by the Trustees. Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices. Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if, in the opinion of the Adviser, any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees. Foreign securities are valued on the basis of quotations from the primary market in which they are traded. If quotations are not readily available, or the value has been materially affected by the events occurring after closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value. The value of interest rate swaps, caps and floors is determined in accordance with a formula and then confirmed periodically by obtaining a bank quotation. Positions in options are valued at the last sale price on the market where any such option is principally traded. Positions in futures contracts are valued at closing prices for such contracts established by the exchange on which they are traded. Repurchase agreements are valued at cost plus accrued interest.

Description of shares

The Fund is authorized to issue an unlimited number of common shares. The Fund is also authorized to issue an unlimited number of preferred shares. After the completion of this offering, the Fund will only have common shares outstanding. The Fund currently anticipates that it will issue preferred shares as soon as practicable after the closing of this offering. See "Leverage." The Fund is also authorized to issue other securities, including debt securities.

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DESCRIPTION OF SHARES
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The Board of Trustees is authorized to classify and reclassify any unissued shares into one or more additional classes or series of shares. The Board of Trustees may establish such series or class, including preferred shares, from time to time by setting or changing in any one or more respects the designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption of such shares and pursuant to such classification or reclassification to increase or decrease the number of authorized shares of any existing class or series. The Board of Trustees, without shareholder approval, is authorized to amend the Agreement and Declaration of Trust and By-laws to reflect the terms of any such class or series, including any class of preferred shares.

Under Massachusetts law, shareholders of the Fund, including holders of the common shares and any preferred shares, could, in certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund. Notice of such disclaimer may be given in any agreement, obligation or instrument entered into or executed by the Fund or the Trustees on behalf of the Fund. The Agreement and Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

The Agreement and Declaration of Trust further provides that obligations of the Fund are not binding upon the Trustees or officers individually but only upon the property of the Fund and that the Trustees or officers will not be liable for actions or failures to act. Nothing in the Agreement and Declaration of Trust, however, protects a Trustee or officer against any liability to which such Trustee or officer may be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or officer's office.

COMMON SHARES

Common shares, when issued and outstanding, will be fully paid and non-assessable. Shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to common shareholders upon liquidation of the Fund. Common shareholders are entitled to one vote for each share held.

In the event that the Fund issues preferred shares and so long as any shares of the Fund's preferred shares are outstanding, holders of common shares will not be entitled to receive any net income of or other distributions from the Fund unless all accumulated dividends on preferred shares have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to preferred shares would be at least 200% after giving effect to such distributions. See "Leverage."

The Fund will send unaudited reports at least semiannually and audited annual financial statements to all of its shareholders.

The Adviser provided the initial capital for the Fund. As of the date of this Prospectus, the Adviser owned 100% of the outstanding common shares. The Adviser may be deemed to control the Fund until such time as it owns less than 25% of the outstanding shares of the Fund.

PREFERRED SHARES

The Fund in the future may elect to issue preferred shares as part of its leverage strategy. The Fund may issue preferred shares with an aggregate liquidation preference to the extent permitted by the 1940 Act and currently anticipates issuing, as soon as practicable after the closing of this offering, preferred shares with an aggregate liquidation preference of approximately
33 1/3% of the Fund's total capital. The Board of Trustees reserves the right to issue preferred shares to the extent permitted by the 1940 Act, which currently limits the aggregate liquidation preference of all outstanding preferred

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DESCRIPTION OF SHARES
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shares to 50% of the value of the Fund's total assets less the Fund's liabilities and indebtedness. Although the terms of any preferred shares, including dividend rate, liquidation preference and redemption provisions, will be determined by the Board of Trustees, subject to applicable law and the Agreement and Declaration of Trust, it is likely that the preferred shares will be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term bonds by providing for the periodic redetermination of the dividend rate at relatively short intervals through an auction, remarketing or other procedure. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of the preferred shares will be similar to those stated below.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of preferred shares will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per preferred share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund.

The 1940 Act requires that the holders of any preferred shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees will be elected by holders of common shares. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares have the right to elect a majority of the Trustees at any time two years' dividends on any preferred shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. See "Certain provisions of the Agreement and Declaration of Trust and By-Laws." As a result of these voting rights, the Fund's ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. The Board of Trustees presently intends that, except as otherwise indicated in this Prospectus and except as otherwise required by applicable law, holders of preferred shares will have equal voting rights with holders of common shares (one vote per share, unless otherwise required by the 1940 Act) and will vote together with holders of common shares as a single class.

The affirmative vote of the holders of a majority of the outstanding preferred shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of preferred shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of preferred shares. The class vote of holders of preferred shares described above will in each case be in addition to any other vote required to authorize the action in question.

The terms of the preferred shares are expected to provide that (i) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share, (ii) the Fund may tender for or purchase preferred shares and (iii) the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of preferred shares by the Fund will reduce the leverage applicable to the common shares, while any resale of shares by the Fund will increase that leverage.

The discussion above describes the possible offering of preferred shares by the Fund. If the Board of Trustees determines to proceed with such an offering, the terms of the preferred shares may be the same as, or different from, the terms described above, subject to applicable law and the Agreement and Declaration of Trust. The Board of Trustees, without the approval of the holders of common shares,

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 46

DESCRIPTION OF SHARES
--------------------------------------------------------------------------------

may authorize an offering of preferred shares or may determine not to authorize such an offering, and may fix the terms of the preferred shares to be offered.

Certain provisions of the Agreement and Declaration of Trust and By-laws

The Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status.

Specifically, the Agreement and Declaration of Trust requires a vote by holders of at least 75% of the outstanding common and preferred shares, voting together as a single class, to authorize:

+  a conversion of the Fund from a closed-end to an open-end investment company

+ a merger of the Fund, or a series of the Fund, with or into or a consolidation or exchange of shares with any other entity

+ a sale, or conveyance of all or substantially all of the Fund's assets (other than in the ordinary course of the Fund's business)

+  a termination of the Fund, or a series of the Fund

+  a removal of Trustees by shareholders, and then only for cause unless, with respect to the foregoing, such transaction or removal has already been authorized by the affirmative vote of 75% of the total number of Trustees fixed in accordance with the Agreement and Declaration of Trust or the By-laws, in which case the affirmative vote of the holders of at least a majority of the Fund's common and preferred shares outstanding at the time, voting together as a single class, is required, provided, however, that where only a particular class or series is affected (or, in the case of removing a Trustee, when the Trustee has been elected by only one class), only the required vote by the applicable class or series will be required. Approval of shareholders is not required, however, for any transaction, whether deemed a merger, consolidation, reorganization or otherwise whereby the Fund issues shares in connection with the acquisition of assets (including those subject to liabilities) from any other investment company or similar entity. None of the foregoing provisions may be amended except by the vote of at least 75% of the outstanding common shares and preferred shares, voting together as a single class. In the case of the conversion of the Fund to an open-end investment company, or in the case of any of the foregoing transactions constituting a plan of reorganization which adversely affects the holders of the Fund's preferred shares, the action in question will also require the affirmative vote of the holders of at least 75% of the outstanding preferred shares, voting as a separate class, or, if such action has been authorized by the affirmative vote of 75% of the total number of Trustees fixed in accordance with the Agreement and Declaration of Trust or the By-laws, the affirmative vote of the holders of at least a majority of the Fund's outstanding preferred shares, voting as a separate class.

The votes required to approve the conversion of the Fund from a closed-end to an open-end investment company or to approve transactions constituting a plan of reorganization which adversely affects the holders of the Fund's preferred shares are higher than those required by the 1940 Act. The Board of Trustees believes that the provisions of the Agreement and Declaration of Trust relating to such higher votes are in the best interest of the Fund and its shareholders.

The Board of Trustees is divided into three classes of approximately equal size. The terms of the Trustees of the different classes are staggered so that approximately one-third of the Board of Trustees is elected by shareholders each year.

The provisions of the Agreement and Declaration of Trust described above could have the effect of depriving the common shareholders of opportunities to sell their common shares at a premium over

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CERTAIN PROVISIONS OF THE AGREEMENT AND DECLARATION OF TRUST AND BY-LAWS
--------------------------------------------------------------------------------

the then current market price of the common shares by discouraging a third-party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third-party. They provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objectives and principal investment strategies. The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its common shareholders.

The Fund's By-laws generally require that advance notice be given to the Fund in the event a shareholder desires to nominate a person for election to the Board of Trustees or to transact any other business at an annual meeting of shareholders. With respect to an annual meeting following the first annual meeting of shareholders, notice of any such nomination or business must be delivered to or received at the principal executive offices of the Fund not less than 90 calendar days nor more than 120 calendar days prior to the anniversary date of the prior year's annual meeting (subject to certain exceptions). In the case of the first annual meeting of shareholders, the notice must be given no later than the tenth calendar day following public disclosure as specified in the By-laws of the date of the meeting. Any notice by a shareholder must be accompanied by certain information as provided in the By-laws.

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 48

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Underwriting

The underwriters named below (the "Underwriters"), acting through [          ]
as their representatives (together with the lead managers, the "Representatives") have severally agreed, subject to the terms and conditions of the Underwriting Agreement with the Fund and the Adviser, to purchase from the Fund the number of common shares set forth opposite their respective names. The Underwriters are committed to purchase and pay for all of such common shares (other than those covered by the over-allotment option described below) if any are purchased.

                                                                             NUMBER OF
UNDERWRITERS                                                             COMMON SHARES
--------------------------------------------------------------------------------------

                                                                          ------------
     Total..................................................
                                                                          ------------
                                                                          ------------

The Fund has granted to the Underwriters an option, exercisable for 45 days from
the date of this Prospectus, to purchase up to an additional           common
shares to cover over-allotments, if any, at the initial offering price. The Underwriters may exercise such option solely for the purpose of covering over-allotments incurred in the sale of the common shares offered hereby. To the extent that the Underwriters exercise this option, each of the Underwriters will have a firm commitment, subject to certain conditions, to purchase an additional number of common shares proportionate to such Underwriter's initial commitment.

The Fund has agreed to pay a commission to the Underwriters in the amount of up
to $[     ] per common share ([     ]% of the public offering price per common
share). The Representatives have advised the Fund that the Underwriters may pay
up to $     per common share from such commission to selected dealers who sell the common shares and that such dealers may reallow a concession of up to $
per common share to certain other dealers who sell shares. Investors must pay
for any common shares purchased on or before           , 2003.

Prior to this offering, there has been no public or private market for the common shares or any other securities of the Fund. Consequently, the offering price for the common shares was determined by negotiation among the Fund, the Adviser and the Representatives. There can be no assurance, however, that the price at which common shares sell after this offering will not be lower than the price at which they are sold by the Underwriters or that an active trading market in the common shares will develop and continue after this offering. The minimum investment requirement is 100 common shares.

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UNDERWRITING
--------------------------------------------------------------------------------

[The Fund and the Adviser have agreed to indemnify the several Underwriters for or to contribute to the losses arising out of certain liabilities, including liabilities under the Securities Act of 1933, as amended.]

The Fund has agreed not to offer, sell or register with the Securities and Exchange Commission any equity securities of the Fund, other than issuances of common shares pursuant to the Fund's Automatic Dividend Reinvestment Plan and issuances in connection with any offering of preferred shares, each as contemplated in this Prospectus, for a period of 180 days after the date of the Underwriting Agreement without the prior written consent of the Representatives.

The Representatives have informed the Fund that the Underwriters do not intend to confirm any sales to any accounts over which they exercise discretionary authority.

In connection with this offering, the Underwriters may purchase and sell common shares in the open market. These transactions may include over-allotment and stabilizing transactions and purchases to cover syndicate short positions created in connection with this offering. Stabilizing transactions consist of certain bids or purchases for the purpose of preventing or retarding a decline in the market price of the common shares and syndicate short positions involve the sale by the Underwriters of a greater number of common shares than they are required to purchase from the Fund in this offering. The Underwriters also may impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the common shares sold in this offering for their account, may be reclaimed by the syndicate if such common shares are repurchased by the syndicate in stabilizing or covering transactions. These activities may stabilize, maintain or otherwise affect the market price of the common shares, which may be higher than the price that might otherwise prevail in the open market; and these activities, if commenced, may be discontinued at any time without notice. These transactions may be effected on the New York Stock Exchange or otherwise.

The Fund anticipates that the Representatives and certain other Underwriters may from time to time act as brokers and dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as such brokers while they are Underwriters.

[The Adviser has also agreed to pay from its own assets to certain of the
Underwriters an incentive fee at an annual rate equal to up to [     ]% of the
Fund's managed assets. This fee will be payable in arrears at the end of each calendar quarter so long as the Advisory Agreement remains in effect between the Fund and the Adviser or any successor in interest or affiliate of the Adviser, as and to the extent that such Advisory Agreement is renewed periodically in accordance with the 1940 Act. If an Underwriter meets certain requirements established by the Adviser (each a "Qualifying Underwriter") (which may be waived or modified in the discretion of the Adviser), it will receive an annual
fee equal to [     ]% of the Fund's managed assets multiplied by the percentage of the Fund's common shares sold by the Qualifying Underwriter in this offering. The total amount of the incentive fee payments, discounted to the closing date of this offering, plus the amounts paid by the Fund to reimburse certain Underwriter expenses, will not exceed the maximum compensation allowed under the conduct rules of the National Association of Securities Dealers, as such rules are then in effect.]

[As described below under "Custodian, transfer agent, registrar, dividend
disbursing agent and shareholder servicing agent," [          ] will provide
shareholder services to the Fund pursuant to a shareholder servicing agreement with the Adviser.]

Custodian, transfer agent, registrar, dividend disbursing agent and shareholder servicing agent

[The Adviser (and not the Fund) has agreed to pay from its own assets to
[          ] a shareholder servicing fee (the "Shareholder Servicing Fee") at an annual rate of [  ]% of the average daily managed assets of the Fund pursuant to
a shareholder servicing agreement between the Adviser and [          ] (the
"Shareholder Servicing Agreement"). Pursuant to the Shareholder Servicing Agreement,

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 50

CUSTODIAN, TRANSFER AGENT, REGISTRAR, DIVIDEND DISBURSING AGENT AND SHAREHOLDER SERVICING AGENT
--------------------------------------------------------------------------------

[          ] will: (i) undertake to make public information pertaining to the
Fund on an ongoing basis and to communicate to investors and prospective investors the Fund's features and benefits (including periodic seminars or conference calls, responses to questions from current or prospective shareholders and specific shareholder contact where appropriate); (ii) make available to investors and prospective investors market price, net asset value, yield and other information regarding the Fund, if reasonably obtainable, for the purpose of maintaining the visibility of the Fund in the investor community;
(iii) at the request of the Adviser, provide certain economic research and statistical information and reports, if reasonably obtainable, on behalf of the Fund, and consult with representatives and Trustees of the Fund in connection therewith, which information and reports shall include: (a) statistical and financial market information with respect to the Fund's market performance and
(b) comparative information regarding the Fund and other closed-end management investment companies with respect to (1) the net asset value of their respective shares, (2) the respective market performance of the Fund and such other companies, (3) other relevant performance indicators; and (iv) at the request of the Adviser, provide information to and consult with the Board of Trustees with respect to applicable modifications to dividend policies or capital structure, repositioning or restructuring of the Fund, conversion of the Fund to an open-end investment company, or a Fund liquidation or merger; provided, however,
that under the terms of the Shareholder Servicing Agreement, [          ] is not
obligated to render any opinions, valuations or recommendations of any kind or to perform any such similar services. Under the terms of the Shareholder
Servicing Agreement, [          ] is relieved from liability to the Adviser or
the Fund for any act or omission in the course of its performances under the Shareholder Servicing Agreement in the absence of gross negligence or willful misconduct. The Shareholder Servicing Agreement will remain in effect until
[          ], 2005 and will continue thereafter unless terminated by either the
Adviser or [            ]]

The Fund's securities and cash are held under a custodian agreement with The Bank of New York. Mellon Investor Services, LLC is the Fund's transfer agent, registrar and dividend disbursing agent for the Fund's shares.

Validity of common shares

Certain legal matters in connection with the shares offered hereby are passed on for the Fund by Hale and Dorr LLP, Boston, Massachusetts. Certain matters have
been passed upon for the Underwriters by [          ].

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--------------------------------------------------------------------------------

Table of contents for the
Statement of Additional Information

                                                              PAGE
------------------------------------------------------------------
Use of proceeds.............................................
Organization of the Fund....................................
Investment objectives and policies..........................
Investment restrictions.....................................
Those responsible for management............................
Investment advisory and other services......................
Net asset value.............................................
Brokerage allocation........................................
Repurchase of common shares.................................
U.S. federal income tax matters.............................
Performance.................................................
Transfer agent services.....................................
Custodian of portfolio......................................
Independent auditor.........................................
Additional information......................................
Appendix A--More about risks................................
Appendix B--Description of ratings..........................
Financial statements........................................

PRIVACY PRINCIPLES OF THE FUND

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third-party administrator).

The Fund restricts access to non-public personal information about its shareholders to employees of the Fund's investment adviser and its affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

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 52

                                   [JHF LOGO]

                                                                    P12RPN 11/02

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS PERMITTED.

                    SUBJECT TO COMPLETION DATED June 6, 2003

                      JOHN HANCOCK DIVERSIFIED INCOME FUND

                       Statement of Additional Information

                                  July __, 2003

John Hancock Diversified Income Fund (the "Fund") is a newly organized, diversified, closed-end management investment company. This Statement of Additional Information provides information about the Fund in addition to the information that is contained in the Fund's current prospectus, dated July __, 2003 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing common shares, is not a prospectus and investors should obtain and read the Prospectus prior to purchasing common shares. Capitalized terms used in this Statement of Additional Information and not otherwise defined have the meanings given them in the Fund's Prospectus. A copy of the Prospectus can be obtained free of charge by writing or telephoning:

                           John Hancock Advisers, LLC

                       Closed-End Fund Product Management

                        101 Huntington Avenue, 12th Floor

                                Boston, MA 02199

                                 1-800-225-6020

         You may also obtain a copy of the Prospectus on the Securities and Exchange Commission's web site (http://www.sec.gov).

                                TABLE OF CONTENTS

Use of Proceeds .........................................................      2
Organization of the Fund ................................................      2
Investment Objectives and Policies ......................................      2
Investment Restrictions .................................................     22
Those Responsible for Management ........................................     24
Investment Advisory and Other Services ..................................     27
Net Asset Value .........................................................     30
Brokerage Allocation ....................................................     30
Repurchase of Common Shares .............................................     32
U.S. Federal Income Tax Matters .........................................     34
Performance .............................................................     38
Transfer Agent Services .................................................     39
Custody of Portfolio ....................................................     39
Independent Auditors ....................................................     39
Additional Information ..................................................     39
Appendix A - More About Risk ............................................     A-1
Appendix B - Description Of Ratings .....................................     B-1
Financial Statements ....................................................     F-1

USE OF PROCEEDS


         Pending investment in securities that meet the Fund's investment objectives and policies, the net proceeds will be invested in accordance with the Fund's investment objectives and policies during a period not to exceed three months from the closing of this offering. Pending such investment, the net proceeds may be invested in high quality, short-term debt securities. If necessary, the Fund may also purchase, as temporary investments, securities of other open- or closed-end investment companies that invest primarily in preferred stocks to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act").

ORGANIZATION OF THE FUND

         The Fund is a diversified, closed-end investment management company organized as a Massachusetts business trust on June 6, 2003 under the laws of The Commonwealth of Massachusetts as John Hancock Diversified Income Fund. John Hancock Advisers, LLC (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect, wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company) (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is wholly owned by John Hancock Financial Services, Inc., a Delaware corporation organized on February __, 2000.

INVESTMENT OBJECTIVES AND POLICIES

         The following information supplements the discussion of the Fund's investment objectives and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objectives are non-fundamental and may be changed by the Trustees without shareholder approval. There is no assurance that the Fund will achieve its investment objectives.

         The Fund's primary investment objective is to provide a high level of current income. The Fund's secondary investment objective is to provide growth of capital to the extent consistent with its primary investment objective.

         Portfolio contents. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus borrowing for investment purposes) in fixed-income securities, including debt securities, preferred shares and loans. The Fund has the flexibility to invest in a broad range of issuers and sectors of the global fixed-income market. The Fund allocates its investments primarily among the following three broad sectors of the global fixed-income markets:

o     Below investment grade (high yield) securities of U.S. corporate issuers

o Foreign government and corporate debt securities from developed and emerging markets

o     U.S. governmental and agency securities

         At least 10% (15% for U.S. high yield issuers) and no more than 45% of the Fund's total assets will be invested in each of these market sectors. Emerging markets may include below investment grade (high yield) securities. The Fund will not invest more than 25% of its total assets in foreign securities rated below investment grade. The Fund allocates it investments among various sectors of the global fixed-income markets, countries, industries and issuers based on the Adviser's evaluation of the global fixed-income markets, countries, industries and issuers based on the Adviser's evaluation of global interest rates, market and economic conditions. The Fund's investments may have fixed or variable principal payments and all types of interest rate payments and reset terms, including fixed rates, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The Fund may invest in securities with a broad range of maturities.

         In managing the Fund, the Adviser allocates the Fund's assets among the sectors of the global fixed-income markets based on an analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. Within each broad market sector, the Adviser seeks to select securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting individual securities, relative yields and risk/reward ratios are the primary consideration.

         The Adviser will perform its own investment analysis when making investment decisions for the Fund and will not rely solely on the ratings assigned to rated securities. Securities ratings are based largely on an issuer's historical financial information and each rating agency's investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating indicates.

         Corporate Bonds. The Fund may invest in a wide variety of bonds and related debt obligations of varying maturities issued by U.S. and foreign corporations (including banks) and other business entities. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Bonds generally are used by corporations and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity.

         Investment Grade and High Yield Debt Securities. The higher yields and high income sought by the Fund are generally obtainable from high yield securities in the lower rating categories of the established rating services. These securities are rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Ratings Group ("Standard & Poor's"). Fixed-income securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade fixed-income securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic change or uncertainty, than higher rated fixed-income securities. The Fund may invest in securities rated as low as Ca by Moody's or CC by Standard & Poor's, which may indicate that the obligations are speculative to a high degree and in default. However, the weighted average credit rating of the Fund's portfolio of fixed-income securities will be at least investment grade (which is at least "Baa" as determined by Moody's, "BBB" as determined by S&P or, if unrated, determined to be of comparable quality by the Adviser). See Appendix B attached to this Statement of Additional Information for a description of the characteristics of the various ratings categories. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the minimum ratings noted above. The credit ratings of Moody's and Standard & Poor's (the "Rating Agencies"), such as those ratings described in this Statement of Additional Information, may not be changed by the Rating Agencies in a timely fashion to reflect subsequent economic events. The credit ratings of securities do not evaluate market risk. The Fund may also invest in unrated securities which, in the opinion of the Adviser, offer comparable yields and risks to the rated securities in which the Fund may invest.

         Ratings as Investment Criteria. In general, the ratings of Moody's and S&P represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody's and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund or the average weighted credit quality of the Fund's portfolio may cease to be investment grade. None of these events will require the sale of the securities by the Fund.

         Debt securities that are rated in the lower rating categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short-term corporate and market developments to a greater extent than the price and liquidity of higher rated securities because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations. Although the Adviser seeks to minimize these risks through diversification, investment analysis and attention to current developments in interest rates and economic conditions, there can be no assurance that the Adviser will be successful in limiting the Fund's exposure to the risks associated with lower rated securities. Because the Fund invests in securities in the lower rated categories, the achievement of the Fund's goals is more dependent on the Adviser's ability than would be the case if the Fund were investing in securities in the higher rated categories.

         Reduced volume and liquidity in the high yield bond market or the reduced availability of market quotations may make it more difficult to dispose of the Fund's investments in high yield securities and to value accurately these assets. The reduced availability of reliable, objective data may increase the Fund's reliance on management's judgment in valuing high yield bonds. In addition, the Fund's investments in high yield securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. The Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risk inherent in all securities.

         Investments in Foreign Securities. The Fund may invest directly in the securities of foreign issuers as well as securities in the form of sponsored or unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") or other securities convertible into foreign securities. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Issuers of unsponsored ADRs are not contractually obligated to disclose material information, including financial information, in the United States. Generally, ADRs are designed for use in the United States securities markets and EDRs are designed for use in European securities markets.

         An investment in foreign securities including ADRs may be affected by changes in currency rates and in exchange control regulations. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. Foreign companies may not be subject to accounting standards or government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. Foreign companies may also be affected by political or financial instability abroad. These risk considerations may be intensified in the case of investments in ADRs of foreign companies that are located in emerging market countries. ADRs of companies located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

         Sovereign-Related Debt. The Fund may invest in sovereign-related debt obligations, including obligations of supranational entities. Such investments may include participations and assignments of sovereign bank debt, restructured external debt that has not undergone a Brady-style debt exchange, and internal government debt. The sovereign-related income securities in which the Fund may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Sovereign-related income securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. Sovereign-related income securities also include income securities of "quasi-governmental agencies" and income securities denominated in multinational currency units of an issuer (including supranational issuers). Income securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers.

         Brady Bonds. The Fund may invest in so-called "Brady Bonds" and other sovereign debt securities of countries that have restructured or are in the process of restructuring sovereign debt pursuant to the Brady Plan. Brady Bonds are debt securities described as part of a restructuring plan created by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund (the "IMF"). The Brady Plan facilitate the exchange of commercial bank debt for newly issued (known as Brady Bonds). The World Bank and IMF provide funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements IMF debtor nations are required to implement of certain domestic monetary and fiscal reforms. These reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs promote the debtor country's ability to service its external obligations and promote its economic growth and development. The Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The Adviser believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.

         Brady Bonds may involve a high degree of risk, may be in default or present the risk of default. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors. Although Brady Bonds may be collateralized by U.S. Government securities, repayment of principal and interest is not guaranteed by the U.S. Government.

         Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

         Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

         With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in these countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

         The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

         Foreign Currency Transactions. The Fund may enter into forward foreign currency contracts involving currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rate between these currencies as well as to enhance return or as a substitute for the purchase or sale of currency. The foreign currency transactions of the Fund may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables for payables of the Fund accruing in connection with the purchase and sale of its portfolio securities denominated in foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. The Fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Adviser.

         If the Fund enters into a forward contract requiring it to purchase foreign currency, the Fund will segregate cash or liquid securities in a separate account in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. Those assets will be valued at market daily and if the value of the assets in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Fund's commitment with respect to such contracts.

         Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

         There is no limitation on the value of the Fund's assets that may be committed to forward contracts or on the term of a forward contract. In addition to the risks described above, forward contracts are subject to the following additional risks: (1) that a Fund's performance will be adversely affected by unexpected changes in currency exchange rates; (2) that the counterparty to a forward contract will fail to perform its contractual obligations; (3) that a Fund will be unable to terminate or dispose of its position in a forward contract; and (4) with respect to hedging transactions in forward contracts, that there will be imperfect correlation between price changes in the forward contract and price changes in the hedged portfolio assets.

         The cost to the Fund of engaging in foreign currency transactions varies with such factors as that currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

         U.S. Governmental Securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association mortgage-backed certificates ("Ginnie Maes"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of instrumentalities such as the Federal Home Loan Mortgage Corporation ("Freddie Macs"), the Federal National Mortgage Association ("Fannie Maes") and the Student Loan Marketing Association ("Sallie Maes"). No assurance can be given that the U.S. Government will provide financial support to these Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future. Any governmental guarantees on portfolio securities do not apply to these securities' market value or current yield, or to the fund shares.

         Mortgage-Backed and Mortgage Related Securities. Ginnie Maes, Freddie Macs and Fannie Maes are mortgage-backed securities which provide monthly payments that are, in effect, a "pass- through" of the monthly interest and principal payments (including any pre-payments) made by the individual borrowers on the pooled mortgage loans. The Fund may also invest in mortgage backed securities issued b y non-governmental issuers. Collateralized Mortgage Obligations ("CMOs"), in which the Fund may also invest, are securities issued by a U.S. Government instrumentality that are collateralized by a portfolio of mortgages or mortgage-backed securities. During periods of declining interest rates, principal and interest on mortgage-backed securities may be prepaid at faster-than-expected rates. The proceeds of these prepayments typically can only be invested in lower-yielding securities. Therefore, mortgage-backed securities may be less effective at maintaining yields during periods of declining interest rates than traditional debt securities of similar maturity. U.S. Government agencies and instrumentalities include, but are not limited to, Federal Farm Credit Banks, Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, and the Federal National Mortgage Association. Some obligations issued by an agency or instrumentality may be supported by the full faith and credit of the U.S. Treasury.

         Mortgage-related securities are a form of derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations, stripped mortgage-backed securities, mortgage pass-through securities, interests in REMICs, REITs, including debt and preferred stock issued by REITs, as well as other real estate-related securities. The mortgage-related securities in which the Fund may invest include those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest.

         Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private shareholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         Mortgage-related securities issued by private entities are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Fund or the price of the Fund's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

         The Fund also may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

         A real estate mortgage investment conduit, or REMIC, is a private entity formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property, and of issuing multiple classes of interests therein to investors such as the Fund. The Fund may consider REMIC securities as possible investments when the mortgage collateral is insured, guaranteed or otherwise backed by the U.S. Government or one or more of its agencies or instrumentalities. The Fund will not invest in "residual" interests in REMICs because of certain tax disadvantages for regulated investment companies that own such interests.

         Risks of Mortgage-Backed and Mortgage Related Securities. Different types of mortgage-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or "collars."

         The value of mortgage-backed securities may also change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage-backed securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues.

         Real Estate Investment Trusts ("REITs"). REITs are companies which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the "Code"). In some cases, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.

         Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.

         REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

         REITs may have limited financial resources, may trade less frequently and in a more limited volume than larger company securities.

         Asset-Backed Securities. The Fund may invest a portion of its assets in asset-backed securities. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

         Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan services to retain possession of the underlying obligations. If the service were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

         Structured or Hybrid Securities. The Fund may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmark include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, the Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

         Variable and Floating Rate Instruments. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as based on a change in the prime rate. The Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well. The Fund also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

         Stripped Securities. The Fund may invest in zero-coupon U.S. Treasury securities, which are Treasury notes and bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Such stripped securities also are issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying

U.S. Treasury securities. A stripped security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of such securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than coupon securities having similar maturities and credit qualities.

         Convertible Debt Securities. The fund may invest in convertible debt securities which are debt obligations convertible at a stated exchange rate or formula into common stock or other equity securities of or owned by the issuer. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently may be of higher quality and entail less risk than the issuer's common stock.. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation. Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and will therefore be subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of convertible securities may tend to cushion the securities against declines in the price of the underlying asset. However, the income component of convertible securities will typically cause fluctuations based upon changes in interest rates and the credit quality of the issuer. A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund's ability to achieve its investment objectives.

          Preferred Securities. Generally, preferred stocks receive dividends prior to distributions on common stock and usually have a priority of claim over common stockholders if the issuer of the stock is liquidated. The income paid by an issuer to holders of its preferred and common stocks is typically eligible for the dividends received deduction. Preferred stocks do not usually have voting rights equivalent to common stock of the same issue but may be convertible into common stock. Perpetual preferred stocks are issued with no mandatory retirement provisions, but typically are callable after a period of time at the option of the issuer. Generally, no redemption can occur if full cumulative dividends have not been paid, although issuers may be able to engage in open-market repurchases without regard to any cumulative dividends payable. Sinking fund preferred stocks provide for the redemption of a portion of the issue on a regularly scheduled basis with, in most cases, the entire issue being retired at a future date. Preferred securities other than preferred stock have certain characteristics of both debt and equity securities. Like debt securities, preferred securities' rate of income is contractually fixed. Like equity securities, preferred securities do not have rights to precipitate bankruptcy filings or collection activities in the event of missed payments. Furthermore, preferred securities are in a subordinated position in an issuer's capital structure and their value is heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows. Taxable preferred securities are a comparatively new asset class having first been introduced late in 1993. Income paid on these securities is not eligible for the dividends received deduction, but does constitute deductible interest expense for issuers thereof. The universe of issuers of taxable preferred securities consists overwhelmingly of fixed coupon rate issues with final stated maturity dates. However, certain issues have adjustable coupon rates, which reset quarterly in a manner similar to adjustable rate preferred stocks described above. The preferred securities universe is divided into the "$25 par" and the "institutional" segments. The $25 par segment is typified by securities that are listed on the New York Stock Exchange, which trade and are quoted "flat", i.e., without accrued dividend income, and which are typically callable at par value five years after their original issuance date. The institutional segment is typified by $1,000 par value securities that are not exchange-listed, which trade and are quoted on an "accrued income" basis, and which typically have a minimum of ten years of call protection (at premium prices) from the date of their original issuance.

         Taxable preferred securities are not eligible for the dividends received deduction and are not considered equity of an issuer for certain purposes. They are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, taxable preferred securities typically permit an issuer to defer the payment of income for specified periods triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without adverse consequence to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when cumulative payments on the hybrids have not been made), taxable preferred securities may also be treated in a similar fashion to traditional preferred stocks by several regulatory agencies, including the Federal Reserve Bank, and by credit rating agencies, for various purposes, such as the assignment of minimum capital ratios, over-collateralization rates and diversification limits. Taxable preferred securities may be convertible into underlying common stock of the issuer or associated grantor.

         Taxable preferred securities are typically issued with a final maturity date, although, in certain instances the date may be extended and/or the final payment of principal may be deferred at the issuer's option for a specified time without any adverse consequences to the issuer. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to any cumulative dividends payable.

         In order to be payable, dividends on preferred stock must be declared by the issuer's board of directors. In addition, distributions on taxable preferred securities are also subject to deferral and are thus not automatically payable. Income payments on the typical preferred securities currently outstanding are cumulative, causing dividends and distributions to accrue even if not declared by the board of directors or otherwise made payable. There is, of course, no assurance that dividends or distributions on the preferred securities in which the Fund invests will be declared or otherwise made payable. The Fund may acquire non-cumulative preferred securities subject to the restrictions on quality adopted by the Fund.

         Because the claim on an issuer's earnings represented by preferred securities may become onerous when interest rates fall below the rate payable on the stock or for other reasons, the issuer may redeem the securities. Thus, in declining interest rate environments in particular, the Fund's holdings of higher coupon-paying preferred securities may be reduced and the Fund would be unable to acquire securities paying comparable coupons with the redemption proceeds.

         From time to time, preferred securities issues have been, and may in the future be, offered having features other than those described in the Prospectus and in this Statement of Additional Information that are typical for fixed rate, adjustable rate, or auction rate preferred securities. The Fund reserves the right to invest in these securities if the Adviser believes that doing so would be consistent with the Fund's investment objectives and policies. Since the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

         Money Market Instruments. The fund may invest in short term money market instruments including commercial bank obligations and commercial paper. These instruments may be denominated in both U.S. and, to a limited extent, foreign currency. The fund's investment in commercial bank obligations include certificates of deposit ("CDs"), time deposits ("TDs") and bankers' acceptances. Obligations of non-U.S. branches of U.S. banks and of non-U.S. banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of non-U.S. branches of U.S. banks and of non-U.S. banks may subject the fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers.

         The fund's investments in commercial paper consist of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The fund may also invest in variable amount master demand notes (which is a type of commercial paper) which represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. To the extent the fund invests in master demand notes, these investments will be included in the fund's limitation on illiquid securities.

         Short-Term Bank and Corporate Obligations. The Fund may invest in depository-type obligations of banks and savings and loan associations and other high quality money market instruments consisting of short-term obligations of the U.S. Government or its agencies and commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Depository-type obligations in which the Fund may invest include certificates of deposit, bankers' acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

         Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

         Loan Participations and Assignments. The Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a corporation or foreign government and one or more financial institutions ("Lenders"). The Fund's investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. Participations typically will result in the Fund having a contractual relationship only with the Lender not the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and the Fund and only upon receipt by the Lender of the payments by the borrower. In connection with purchasing Participations, the Fund generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which is has purchased the Participation. As a result the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Adviser to be creditworthy. When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

         The Fund may have difficulty disposing of Assignments and Participations. Because there is no liquid market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund to assign a value to those securities for purposes of valuing the Fund's portfolio and calculating its net asset value.

         Certain Fees Paid to or by the Fund. In the process of buying, selling and holding loans, the Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees. When the Fund buys a loan it may receive a facility fee and when it sells a loan it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a loan by a borrower. Other fees received by the Fund may include covenant waiver fees and covenant modification fees.

         Administration of Loans. In a loan an agent typically administers the terms of the loan agreement. In such cases, the agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. The Fund will generally rely upon the agent or an intermediate participant to receive and forward to the Fund its portion of the principal and interest payments on the loan. Furthermore, unless under the terms of a participation agreement the Fund has direct recourse against the borrower, the Fund will rely on the agent and the other loan investors to use appropriate credit remedies against the borrower. The agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The seller of the loan usually does, but is often not obligated to, notify holders of loans of any failures of compliance. The agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the loan. The agent is compensated by the borrower for providing these services under a loan agreement, and such compensation may include special fees paid upon structuring and funding the loan and other fees paid on a continuing basis. With respect to loans for which the agent does not perform such administrative and enforcement functions, the Fund will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of the Fund and the other loan investors pursuant to the applicable loan agreement.

         A financial institution's appointment as agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor agent would generally be appointed to replace the terminated agent, and assets held by the agent under the loan agreement should remain available to holders of loans. However, if assets held by the agent for the benefit of the Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

         Prepayments. Loans will usually require, in addition to scheduled payments of interest and principal, the prepayment of the loan from free cash flow, as defined above. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. However, the Fund may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect the Fund's performance because the Fund typically is able to reinvest prepayments in other loans that have similar yields and because receipt of such fees may mitigate any adverse impact on the Fund's yield.

         The Fund will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, the Fund may invest in loans guaranteed by, or secured by assets of, shareholders or owners, even if the loans are not otherwise collateralized by assets of the Borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a loan. On occasions when such stock cannot be pledged, the loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the loan. However, the borrower's ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of loans and, indirectly, loans themselves.

         If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund's security interest in the loan collateral or subordinate the Fund's rights under the loan to the interests of the borrower's unsecured creditors or cause interest previously paid to be refunded to the borrower. If a court required interest to be refunded, it could negatively affect the Fund's performance. Such action by a court could be based, for example, on a "fraudulent conveyance" claim to the effect that the borrower did not receive fair consideration for granting the security interest in the loan collateral to the Fund. For loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the loan were not received or retained by the borrower, but were instead paid to other persons (such as shareholders of the borrower) in an amount which left the borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund's security interest in loan collateral. If the Fund's security interest in loan collateral is invalidated or the loan is subordinated to other debt of a borrower in bankruptcy or other proceedings, the Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the loan.

         Debtor-in-Possession Financing. The Fund may invest in debtor-in-possession financings (commonly called "DIP financings"). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under chapter 11. Such financings are senior liens on unencumbered security (i.e., security not subject to other creditors claims). There is a risk that the entity will not emerge from chapter 11 and be forced to liquidate its assets under chapter 7 of the Bankruptcy Code. In such event, the Fund's only recourse will be against the property securing the DIP financing.

         Credit Quality. Many loans in which the Fund may invest may be unrated or are below investment grade credit quality. Accordingly, these loans are subject to similar or identical risks and other characteristics described above in relation to high yield fixed-income securities.

         Collateralized Bond Obligations. Collateralized bond obligations ("CBOs"). The Fund may invest in CBOs. A CBO is a structured credit security issued by a special purpose entity that was created to reapportion the risk and return characteristics of a pool of assets. The assets, typically non-investment grade bonds, leveraged loans, and other asset-backed obligations, are used as collateral supporting the various debt and equity tranches issued by the special purpose entity. CBOs operate similarly to collateralized mortgage obligations and are subject to the same inherent risks.

         Pay-In-Kind, Delayed and Zero Coupon Bonds. The Fund may invest in pay-in-kind, delayed and zero coupon bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices in pay-in-kind, delayed and zero coupon bonds generally are more volatile than the market prices of interest- bearing securities and are likely to respond to a grater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in pay-in-kind, delayed and zero coupon bonds may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

          Options on Securities and Securities Indices. The Fund may purchase and write (sell) call and put options on any securities and securities indices. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options as a substitute for the purchase or sale of securities or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

         Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

         All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

         The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

         Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

         The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

         The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

         The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

         Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

         Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Board of Trustees (the "Board").

         The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

         Futures Contracts and Options on Futures Contracts. The Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities) and securities indices, and any other financial instruments and indices and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. All futures contracts entered into by a Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

         Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which the portfolio securities are quoted or denominated. When securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

         The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

         If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

         When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position. On other occasions, the Fund may take a "long" position by purchasing futures contracts.

         On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

         Options on Futures Contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

         The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, a Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by each Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

         The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

         Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging or for other purposes as permitted by the CFTC. These purposes may include using futures and options on futures as a substitute for the purchase or sale of securities to increase or reduce exposure to particular markets. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

         To the extent that the Fund engages in non-hedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these non-hedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

         Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

         While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

         Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

         Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

         Interest Rate Swaps, Collars, Caps and Floors. In order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income, the Fund may, but is not required to, enter into various interest rate transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. To the extent that the Fund enters into these transactions, the Fund expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date or to manage the Fund's interest rate exposure on any debt securities or preferred shares issued by the Fund for leverage purposes. The Fund intends to use these transactions primarily as a hedge. However, the Fund also may invest in interest rate swaps to enhance income or to increase the Fund's yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short-term and long-term interest rates). The Fund is not required to hedge its portfolio and may choose not to do so. The Fund cannot guarantee that any hedging strategies it uses will work.

         In an interest rate swap, the Fund exchanges with another party their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments). For example, if the Fund holds a debt instrument with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This would enable the Fund to offset a decline in the value of the debt instrument due to rising interest rates but would also limit its ability to benefit from falling interest rates. Conversely, if the Fund holds a debt instrument with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the Fund from a reduction in yield due to falling interest rates and may permit the Fund to enhance its income through the positive differential between one week and one year interest rates, but would preclude it from taking full advantage of rising interest rates.

         The Fund usually will enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid instruments having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund's obligations will be accrued on a daily basis, and the full amount of the Fund's obligations will be maintained in a segregated account by the Fund's custodian.

         The Fund also may engage in interest rate transactions in the form of purchasing or selling interest rate caps or floors. The Fund will not sell interest rate caps or floors that it does not own. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest equal to the difference of the index and the predetermined rate on a notional principal amount (i.e., the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount from the party selling such interest rate floor.

         Typically, the parties with which the Fund will enter into interest rate transactions will be broker-dealers and other financial institutions. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Adviser to be equivalent to such rating. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with other similar instruments traded in the interbank market. Caps and floors, however, are less liquid than swaps. Certain federal income tax requirements may limit the Fund's ability to engage in interest rate swaps.

         Credit Default Swap Agreements. The Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

         Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. The Fund will enter into swap agreements only with counterparties who are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Adviser to be equivalent to such rating. A buyer also will lose its investment and recover nothing should no event of default occur. If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. When the Fund acts as a seller of a credit default swap agreement it is exposed to the risks of leverage since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation.

         The Fund may in the future employ new or additional investment strategies and hedging instruments if those strategies and instruments are consistent with the Fund's investment objectives and are permissible under applicable regulations governing the Fund.

         Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

         When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

         On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal, of any type or maturity, in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

         Swaps, Caps, Floors and Collars. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

         In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

         Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

         Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterpart's ability to perform, and may decline in value if the counterpart's credit worthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. The Fund will maintain in a segregated account with its custodian, cash or liquid, high grade debt securities equal to the net amount, if any, of the excess of the Fund's obligations over its entitlement with respect to swap, cap, collar or floor transactions.

         Borrowing. The Fund may borrow money in an amount that does not exceed 33% of its total assets. Borrowing by the Fund involves leverage, which may exaggerate any increase or decrease in the Fund's investment performance and in that respect may be considered a speculative practice. The interest that the Fund must pay on any borrowed money, additional fees to maintain a line of credit or any minimum average balances required to be maintained are additional costs which will reduce or eliminate any potential investment income and may offset any capital gains. Unless the appreciation and income, if any, on the asset acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.]

         Short Sales. The Fund may engage in short sales in order to profit from an anticipated decline in the value of a security. The Fund may also engage in short sales to attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities which the Adviser believes possess volatility characteristics similar to those being hedged. To effect such a transaction, the Fund must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium. The Fund may only make short sales "against the box," meaning that the Fund, by virtue of its ownership of other securities, has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions.

         The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, the Fund will incur a loss as a result of the short sale if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest or dividends the Fund may be required to pay in connection with a short sale. The successful use of short selling as a hedging device may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

         Under applicable guidelines of the staff of the SEC, if the Fund engages in short sales, it must put in a segregated account (not with the broker) an amount of cash or liquid securities equal to the difference between
(a) the market value of the securities sold short (b) any cash or U.S. Government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short.

         Short selling may produce higher than normal portfolio turnover which may result in increased transaction costs to the Fund.

         Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

         The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

         Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements, which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements.

         Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral.

         Mortgage "Dollar Roll" Transactions. The Fund may enter into mortgage "dollar roll" transactions with selected banks and broker-dealers pursuant to which the Fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The Fund will only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowing and other senior securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

         Illiquid Securities. The Fund may invest up to 20% of its total assets in illiquid securities, which are securities that can not be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund values the securities. The Fund may invest in securities that are sold in direct private placement transactions and are neither listed on an exchange nor traded in the over-the-counter market.

         Time Deposits. The Securities and Exchange Commission ("SEC") considers time deposits with periods of greater than seven days to be illiquid, subject to the restriction that illiquid securities are limited to no more than 20% of the Fund's net assets.

         Common Stocks. Common stocks represent an equity (ownership) interest in a company or other entity. This ownership interest often gives the Fund the right to vote on measures affecting the company's organization and operations. Although common shares generally have a history of long-term growth in value, their prices, particularly those of smaller capitalization companies, are often volatile in the short-term.

         Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's investment restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

         Other Securities. Normally, the Fund will invest substantially all of its assets to meet its investment objectives. The Fund may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, the Fund may depart from its principal investment strategies and invest part or all of its assets in securities with remaining maturities of less than one year or cash equivalents or may hold cash. During such periods, the Fund may not be able to achieve its investment objectives.

         Industry and Issuer Concentration. The Fund will not invest 25% or more of its total assets in any one industry. The Fund will allocate its investments from time to time among industry sectors and among issuers in such sectors, based on the Adviser's evaluation of market and economic conditions.

         Short Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments or to take advantage of yield disparities between fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses.

INVESTMENT RESTRICTIONS

         Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

1. Issue senior securities, except as permitted by the 1940 Act and the rules and interpretive positions of the Securities and Exchange Commission (the "SEC") thereunder. Senior securities that the Fund may issue in accordance with the 1940 Act include preferred shares, borrowing, futures, when-issued and delayed delivery securities and forward foreign currency exchange transactions.

2. Borrow money, except as permitted by the 1940 Act and the rules and interpretive positions of the SEC thereunder.

3. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

4. Purchase, sell or invest in real estate, but subject to its other investment policies and restrictions may invest in securities of companies that deal in real estate or are engaged in the real estate business. These companies include real estate investment trusts and securities secured by real estate or interests in real estate. The Fund may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the Fund's ownership of securities.

5. Invest in commodities or commodity futures contracts, other than financial derivative contracts. Financial derivatives include forward currency contracts; financial futures contracts and options on financial futures contracts; options and warrants on securities, currencies and financial indices; swaps, caps, floors, collars and swaptions; and repurchase agreements entered into in accordance with the Fund's investment policies.

6. Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund's investment policies, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

7. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment, except that the Fund will invest 25% or more of its total assets in the industries comprising the utilities sector. This limitation does not apply to investments in securities issued by the U.S. Government or any of its agencies, instrumentalities or authorities.

8. With respect to 75% of the fund's total assets, the Fund may not invest more than 5% of the fund's total assets in the securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (i) securities issued or guaranteed by the U.S. Government, its agencies or its instrumentalities or (ii) securities of other investment companies.

Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval. The Fund may not:

1. Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or
        (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending of the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the fund may, in connection with the John Hancock Deferred Compensation Plan for Independent Trustees/Directors (a means for the Fund's trustee to defer receipt of his or her fees as trustee), purchase securities of other investment companies within the group of open-end and closed-end investment companies for which the Adviser acts as investment adviser (the "John Hancock Fund Complex").

2. Invest more than 20% of its total assets in securities which are illiquid.

         If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's assets will not be considered a violation of the restriction.

         The Fund intends to apply for ratings for its preferred shares from a nationally recognized statistical rating organization ("NRSRO"). In order to obtain and maintain the required ratings, the Fund may be required to comply with investment quality, diversification and other guidelines established by the NRSRO. Such guidelines will likely be more restrictive than the restrictions set forth above. The Fund may also be subject to certain restrictions and guidelines imposed by lenders if the Fund engages in borrowings. The Fund does not anticipate that such guidelines would have a material adverse effect on its common shareholders or the Fund's ability to achieve its investment objectives.

         The Fund will invest only in countries on the Adviser's Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.

         If allowed by the Fund's other investment policies and restrictions, the Fund may invest up to 5% of its total assets in Russian equity securities and up to 10% of its total assets in Russian fixed income securities. All Russian securities must be: (1) denominated in U.S. dollars; (2) traded on a major exchange; and (3) held physically outside of Russia.

THOSE RESPONSIBLE FOR MANAGEMENT

         The business of the Fund is managed by its Trustees, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or directors of the Adviser, or officers and directors of the Fund's principal distributor, John Hancock Funds, LLC ("John Hancock Funds").

         John Hancock Fund Complex means the open and closed-end investment companies for which the Adviser acts as investment adviser.



------------------------ ------------ ---------- -------------------------------------- ----------- ------------------
                                                                                        Number of
                                                                                        Funds in

                         Position(s)  Trustee/                                          the John
Name, Address (1)        Held with    Officer    Principal Occupation(s)                Hancock           Other
And Age                  Fund         since(2)   During Past 5 Years                    Fund          Directorships
                                                                                        Complex
                                                                                        Overseen
                                                                                        by Trustee

------------------------ ------------ ---------- -------------------------------------- ----------- ------------------
Interested Trustees

------------------------ ------------ ---------- -------------------------------------- ----------- ------------------
Maureen R. Ford (3)      Trustee,     2003.      Executive Vice President, John         52          None
(Age 47)                 Chairman,    Term       Hancock Financial Services, Inc.,
                         President    expires    John Hancock Life Insurance Company;
                         and Chief    2004.      Chairman, Director, President and
                         Executive               Chief Executive Officer, the Adviser
                         Officer                 and The Berkeley Group; Chairman,
                                                 Director, President and Chief
                                                 Executive Officer, John Hancock
                                                 Funds; Chairman, Director and Chief
                                                 Executive Officer, Sovereign Asset
                                                 Management Corporation ("SAMCorp.");
                                                 Director, John Hancock Subsidiaries,
                                                 LLC, Independence Investment LLC,
                                                 Independence Fixed Income LLC and
                                                 Signature Services, Inc.; Senior
                                                 Vice President, MassMutual Insurance
                                                 Co. (until 1999).

------------------------ ------------ ---------- -------------------------------------- ----------- ------------------

The following persons are the officers of the Fund who are not also members of the Board of Trustees.



                                                                                        Number of
                                                                                        Funds in

                         Position(s)  Trustee/                                          the John
Name, Address (1)        Held with    Officer    Principal Occupation(s)                Hancock           Other
And Age                  Fund         since(2)   During Past 5 Years                    Fund          Directorships
                                                                                        Complex
                                                                                        Overseen
                                                                                        by Trustee

Principal Officers
who are not Trustees

William L. Braman       Executive     2003       Executive Vice President and Chief    N/A
(Age 49)                Vice                     Investment Officer, the Adviser and
                        President                the John Hancock Fund Complex;
                        and Chief                Director, SAMCorp.; Executive Vice
                        Investment               President and Chief Investment
                        Officer                  Officer, Baring Asset Management,
                                                 London U.K. (until 2000).


Richard A. Brown        Senior Vice   2003       Senior Vice President, Chief          N/A
(Age 54)                President                Financial Officer and Treasurer,
                        and Chief                the Adviser, the John Hancock Fund
                        Financial                Complex, and The Berkeley Group;
                        Officer                  Second Vice President and Senior
                                                 Associate Controller, Corporate Tax
                                                 Department, John Hancock Financial
                                                 Services, Inc. (until 2001).


Thomas H. Connors       Vice          2003       Vice President and Compliance         N/A
(Age 43)                President                Officer, the Adviser and the John
                        and                      Hancock Fund Complex; Vice
                        Compliance               President, John Hancock Funds.
                        Officer

William H. King         Vice          2003       Vice President and Assistant          N/A
(Age 50)                President                Treasurer, the Adviser; Vice
                        and                      President and Treasurer of the John
                        Treasurer                Hancock Fund Complex; Assistant
                                                 Treasurer of John Hancock Funds
                                                 (until 2001).



Susan S. Newton         Senior Vice   2003       Senior Vice President, Secretary      N/A
(Age 53)                President,               and Chief Legal Officer, SAMCorp.,
                        Secretary                the Adviser, the John Hancock Fund
                        and Chief                Complex, John Hancock Funds and The
                        Legal                    Berkeley Group; Vice President,
                        Officer                  Signature Services (until 2000),
                                                 Director, Senior Vice President and
                                                 Secretary, NM Capital.



(1) Business address for independent and interested Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.

(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.

         The Fund's Board of Trustees currently consists of __ members. The term of one class expires each year commencing with the first annual meeting following this initial public offering of the Fund's common shares. The terms of Messrs. Dion and Ladner and Ms. Ford expire at the first annual meeting following this public offering. The terms of Messrs. Pruchansky and Smith and Ms. Peterson expire at the second annual meeting, and the terms of Messrs. Carlin, Cunningham, DeCiccio, Toolan and Moore expires at the third annual meeting. Subsequently, each class of Trustees will stand for election at the conclusion of its respective term. Such classification may prevent replacement of a majority of the Trustees for up to a two-year period.

Board Committees

         The Fund's Board of Trustees currently has four standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees who are not "interested persons."

         The Audit Committee members are ______________. All of the members of the Audit Committee are independent under the New York Stock Exchange's Revised Listing Rules, and each member is financially literate with at least one having accounting or financial management expertise. The Board has adopted a written charter for the Audit Committee. The Audit Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time.

         The Administration Committee members are ____________. The Administration Committee reviews the activities of the other four standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. The Administration Committee will consider nominees recommended by shareholders to serve as Independent Trustees, provided that shareholders submit recommendations in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934. The Administration Committee also works with all Trustees on the selection and election of officers of the Fund.

         The Contracts/Operations Committee members are _____________. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements, custodial and transfer agency agreements and arrangements with other service providers.

         The Investment Performance Committee members are ____________. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary.

         The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all funds in the John Hancock Fund Complex overseen by the Trustee, as of December 31, 2002.

                                                 Aggregate Dollar Range of

                       Dollar Range of Fund      Holdings in John Hancock Fund
Name of Trustee        Shares Owned by Trustee   Complex Overseen by Trustee (1)
--------------------------------------------------------------------------------
Independent Trustees

Interested Trustees

Maureen R. Ford        None                      Over $100,000
--------------------------------------------------------------------------------

(1) Under the John Hancock Deferred Compensation Plan for Independent Trustees, an Independent Trustee may elect to earn a return on his or her deferred fees equal to the amount that he or she would have earned if the deferred fees amount were invested in one or more funds in the John Hancock Fund Complex. Under these circumstances, a trustee is not the legal owner of the underlying shares, but participates in any positive or negative return on those shares to the same extent as other shareholders. If the Trustees were deemed to own the shares used in computing the value of his or her deferred compensation, as of December 31, 2002, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of Holdings in the John Hancock Fund Complex Overseen by Trustee" would be ______________.

         The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Ms. Ford and ______, interested Trustees, and each of the officers of the Fund who are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and receive no compensation from the Fund for their services.


                      Aggregate               Total Compensation from
                      Compensation            All Funds in John Hancock Fund

Trustees              from the Fund(1)        Complex to Trustees (2)
--------              ----------------        ------------------------------
Total                 $                       $


         (1) Since the Fund is newly organized, this figure is estimated for the calendar year ending December 31, 2003.

         (2) Total compensation paid by the John Hancock Fund Complex to the Independent Trustees is for the calendar year ended December 31, 2002. As of that date, there were 61 funds in the John Hancock Fund Complex, with ________ and _________ each serving on ___ funds and each other independent Trustee serving on __ funds.

         (*) As of December 31, 2002 the value of the aggregate accrued deferred compensation from all Funds in the John Hancock Fund Complex for __________ was _______ under the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan").

         All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or Directors and/or Trustees of one or more other funds for which the Adviser serves as investment adviser.

         As of [May 31, 2003] officers and Trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund. To the knowledge of the Fund, no persons owned of record or beneficially 5% or more of any class of the Fund's outstanding shares of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

         The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and had over $25 billion in assets under management as of March 31, 2003 in its capacity as investment adviser to the Fund and other funds in the John Hancock Fund Complex as well as retail and institutional privately managed accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of approximately $130 billion, as of March 31, 2003, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating with S&P and A. M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.

         The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser, which was approved by the Fund's sole shareholder. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

         The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Fund, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

         For its advisory and administrative services, the Fund will accrue and pay to the Adviser daily, as compensation for the services rendered and expenses paid by it, a fee on an annual basis equal to ____% of the Fund's average daily managed assets. Because the fee paid to the Adviser is determined on the basis of the Fund's managed assets, the Adviser's interest in determining whether to leverage the Fund may differ from the interests of the Fund. "Managed assets" means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than liabilities representing financial leverage). The liquidation preference of any preferred shares is not a liability.

         The Adviser has contractually agreed to waive a portion of its advisory fee. The Adviser has agreed that, until the fifth anniversary of investment advisory agreement, the Adviser will limit its advisory fee to ____% of average daily managed assets, in the sixth year to ___% of average daily managed assets, in the seventh year to ____% of average daily managed assets, and in the eighth year to ____% of average daily managed assets. After the eighth year the Adviser will no longer waive a portion of its advisory fee.

         From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of its average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

         Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Fund or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

         Pursuant to its Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Advisory Agreement.

         Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

         The Board is responsible for overseeing the performance of the Adviser and determining whether to approve and renew the Advisory Agreement. Prior to the _______, 2003 meeting, the Board requested and received from the Adviser certain information the Board deemed important in evaluating the Adviser's qualifications and the reasonableness of the proposed fee. The Board also met with the proposed portfolio management team for the Fund. In addition, the Board drew upon its experience in acting as trustees for other investment companies. The primary factors that the Board considered to be favorable in approving the Advisory Agreement were:

o The Adviser's experience in managing other investment companies, including investment companies that invest in preferred securities and employ a leverage structure (the "Comparable Funds"). In considering this factor, the Board considered the experience of the portfolio management team in managing portfolios of preferred securities. The members of the Board also considered their experience, as trustees of the Comparable Funds, with the quality of the compliance and administrative staff of the Adviser.

         The investment performance of the Comparable Funds, both in absolute terms at net asset value and relative to their performance benchmarks. During the one, three and five year periods ended December 31, 2002, the average annual return of the John Hancock Strategic Income Fund was

         -------.

o The reasonableness of the proposed fee. In making that determination, the Board took into consideration the fees charged by similar funds managed by other investment advisers and the fees charged by the Adviser for managing the Comparable Funds. The fee payable by the Fund is lower than the fee charged to the Comparable Funds and lower than another closed-end fund focusing on preferred securities that had recently completed the public offering of its common shares, before giving effect to fee waivers.

o The Adviser's commitment to waive a portion of its advisory fee for a period of eight years. The Adviser has agreed that, until the fifth anniversary of the investment advisory agreement, the Adviser will limit its advisory fee to ___% of average daily managed assets, in the sixth year to ___% of average daily managed assets, in the seventh year to ____% of average daily managed assets, and in the eighth year to ____% of average daily managed assets. After the eighth year the Adviser will no longer waive a portion of its advisory fee.

o The reasonableness of the estimated total expenses of the Fund, both with and without the advisory fee waiver.

         The Advisory Agreement was approved by all Trustees. The Advisory Agreement will continue in effect from year to year, provided that its continuance is approved annually after its initial two year term both (i) by the holders of a majority of the outstanding voting securities of the Fund or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. The Advisory Agreement may be terminated on 60 days written notice by any party or by vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.

         Accounting and Legal Services Agreement. The Fund is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services.

         Direct Registration of Trust Shares. Through Mellon Investor Services, LLC ("Mellon") the Fund has made its common shares eligible for inclusion in the direct registration system ("DRS") administered by The Depository Trust Company ("DTC"), wherein Mellon will process transfers of common shares utilizing DTC's Profile Modification System.

         Code of Ethics. Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the adviser(s), principal underwriter and the Fund have adopted a code of ethics, which restricts the trading activity of those personnel.

NET ASSET VALUE


         For purposes of calculating the net asset value ("NAV") of the Fund's common shares, the following procedures are utilized wherever applicable.

         Debt investment securities are valued on the basis of valuations furnished by a principal market-maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

         Equity securities traded on a principal exchange are generally valued at last sale price on the day of valuation. The Fund generally values equity securities traded on the NASDAQ Stock Market at the NASDAQ Official Closing Price. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

         Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Board of Trustees.

         Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of a determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by the events occurring after the closing of a foreign market, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

         The NAV of the Fund's common shares is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time) by dividing the net assets by the number of its common shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's common shares may be significantly affected on days when a shareholder has no access to the New York Stock Exchange.

BROKERAGE ALLOCATION

         Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates and officers and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer, and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

         In the U.S. Government securities market, securities are generally traded on a "net" basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

         The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed.

         To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and, to a lesser extent, statistical assistance furnished to the Adviser and their value and expected contribution to the performance of the Fund.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Board of Trustees that such commission is reasonable in light of the services provided and to such policies as the Board of Trustees may adopt from time to time.

         Research services received from broker-dealers supplement the Adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with the Adviser's personnel with respect to computerized systems and data furnished to the Adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to the Adviser since the broker-dealers used by the Adviser tend to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the research provides the Adviser with a diverse perspective on financial markets. Research services provided to the Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments.

         The Adviser believes that the research services are beneficial in supplementing the Adviser's research and analysis and that they improve the quality of the Adviser's investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The advisory fee paid by the Fund is not reduced because the Adviser receives such services. However, to the extent that the Adviser would have purchased research services had they not been provided by broker-dealers, the expenses to the Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis.

         While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees.

         The Adviser may determine target levels of commission business with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Fund and other mutual funds advised by the Adviser in particular, including sales of the Fund. In connection with (3) above, the Fund's trades may be executed directly by dealers that sell shares of the John Hancock funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution and the Conduct Rules of the National Association of Securities Dealers, Inc. The Adviser will not use a specific formula in connection with any of these considerations to determine the target levels.

         The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer ("Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through the Affiliated Broker.

         Signator may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the 1940 Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Fund, the obligation to provide investment management services, which include elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

         Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

         For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size (a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

REPURCHASE OF COMMON SHARES

         The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund's common shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), NAV, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Shares of closed-end funds frequently trade at a discount to their NAV. Common shares of closed-end investment companies like the Fund have during some periods traded at prices higher than their NAV (at a "premium") and during other periods traded at prices lower than their NAV (at a "discount"). This is in part because the market price reflects the dividend yield on the common shares. When the yield on the NAV per share is higher than yields generally available in the market for comparable securities, the market price will tend to reflect this by trading higher than the net asset value per share to adjust the yield to a comparable market rate. To the extent the common shares do trade at a discount, the Board may from time to time engage in open market repurchases or tender offers for shares after balancing the benefit to shareholders of the increase in the net asset value per share resulting from such purchases against the decrease in the assets of the Fund and potential increase in the expense ratio of expenses to assets of the Fund and consequent reduction in yield. The Board of Trustees believes that in addition to the beneficial effects described above, any such purchases or tender offers may result in the temporary narrowing of any discount but will not have any long-term effect on the level of any discount.

         At any time when the Fund's preferred shares are outstanding, the Fund may not purchase, redeem or otherwise acquire any of its common shares unless
(1) all accrued preferred shares dividends have been paid and (2) at the time of such purchase, redemption or acquisition, the net asset value of the Fund's portfolio (determined after deducting the acquisition price of the common shares) is at least 200% of the liquidation value of the outstanding preferred shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon). Any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering shareholders.

         Subject to its investment restrictions, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund's net income. The Fund will comply with the 1934 Act, the 1940 Act and the rules and regulations thereunder in connection with any share repurchase, tender offer or borrowing that might be approved by the Fund's Board of Trustees.

         Although the decision to take action in response to a discount from NAV will be made by the Board at the time it considers such issue, it is the Board's present policy, which may be changed by the Board, not to authorize repurchases of common shares or a tender offer for such shares if: (1) such transactions, if consummated, would (a) result in the delisting of the common shares from the New York Stock Exchange, or (b) impair the Fund's status as a regulated investment company under the Code, (which would make the Fund a taxable entity, causing the Fund's income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Fund) or as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund's investment objectives and policies in order to repurchase shares; or (3) there is, in the Board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the New York Stock Exchange, (c) declaration of a banking moratorium by federal or state authorities or any suspension of payment by United States or New York banks, (d) material limitation affecting the Fund or the issuers of its portfolio securities by federal or state authorities on the extension of credit by lending institutions or on the exchange of foreign currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Board may in the future modify these conditions in light of experience.

         The repurchase by the Fund of its shares at prices below NAV will result in an increase in the NAV of those shares that remain outstanding. However, there can be no assurance that share repurchases or tender offers at or below NAV will result in the Fund's shares trading at a price equal to their NAV. Nevertheless, the fact that the Fund's shares may be the subject of repurchase or tender offers from time to time, or that the Fund may be converted to an open-end investment company, may reduce any spread between market price and net asset value that might otherwise exist.

         In addition, a purchase by the Fund of its common shares will decrease the Fund's total assets which would likely have the effect of increasing the Fund's expense ratio. Any purchase by the Fund of its common shares at a time when preferred shares are outstanding will increase the leverage applicable to the outstanding common shares then remaining.

         Before deciding whether to take any action if the common shares trade below NAV, the Board would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its shareholders and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the Board may determine that, in the interest of the Fund and its shareholders, no action should be taken.

U.S. FEDERAL INCOME TAX MATTERS

         The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of acquiring, holding and disposing of common shares of the Fund. This discussion only addresses U.S. federal income tax consequences to U.S. shareholders who hold their shares as capital assets and does not address all of the U.S. federal income tax consequences that may be relevant to particular shareholders in light of their individual circumstances. This discussion also does not address the tax consequences to shareholders who are subject to special rules, including, without limitation, financial institutions, insurance companies, dealers in securities or foreign currencies, foreign holders, persons who hold their shares as or in a hedge against currency risk, a constructive sale, or conversion transaction, holders who are subject to the alternative minimum tax, or tax-exempt or tax-deferred plans, accounts, or entities. In addition, the discussion does not address any state, local, or foreign tax consequences, and it does not address any federal tax consequences other than U.S. federal income tax consequences. The discussion reflects applicable tax laws of the United States as of the date of this Prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the "IRS") retroactively or prospectively. No attempt is made to present a detailed explanation of all U.S. federal income tax concerns affecting the Fund and its shareholders, and the discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Fund, including the applicable federal, state, local and foreign tax consequences to them and the effect of possible changes in tax laws.

         The Fund intends to elect to be treated and to qualify each year as a "regulated investment company" under Subchapter M of the Code so that it generally will not pay U.S. federal income tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company under Subchapter M of the Code, which qualification this discussion assumes, the Fund must, among other things, derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test") and satisfy certain quarterly asset diversification requirements. For purposes of the 90% income test, the character of income earned by certain entities in which the Fund invests that are not treated as corporations for U.S. federal income tax purposes (e.g., partnerships or trusts) will generally pass through to the Fund. Consequently, the Fund may be required to limit its equity investments in such entities that earn fee income, rental income or other nonqualifying income.

         If the Fund qualifies as a regulated investment company and, for each taxable year, it distributes to its shareholders an amount equal to or exceeding the sum of (i) 90% of its "investment company taxable income" as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund will generally be relieved of U.S. federal income tax on any income of the Fund, including "net capital gains" (the excess of net long-term capital gain over net short-term capital loss), distributed to shareholders. However, if the Fund retains any investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. The Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, if any, and net capital gain. If for any taxable year the Fund did not qualify as a regulated investment company, it would be treated as a corporation subject to U.S. federal income tax (even if it distributed all of its income to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying as a regulated investment company.

         Under the Code, the Fund will be subject to a nondeductible 4% federal excise tax on a portion of its undistributed ordinary income and capital gain net income if it fails to meet certain distribution requirements with respect to each calendar year. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund will be treated as having been distributed. The Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax, but, as described below, there can be no assurance that the Fund's distributions will be sufficient to avoid entirely this tax.

         Commencing within approximately 45 days from the date of this prospectus, the Fund intends to declare dividends from all or a portion of its investment company taxable income on a monthly basis. The Fund intends to distribute any net capital gains at least annually. Dividends may also be paid at such other times as may be necessary for the Fund to avoid U.S. federal income or excise tax.

         Unless a shareholder is ineligible to participate or elects otherwise, distributions from the Fund will be automatically reinvested in additional common shares of the Fund pursuant to the Automatic Dividend Reinvestment Plan (the "Plan"). For U.S. federal income tax purposes, such distributions generally will be taxable whether a shareholder takes them in cash or they are reinvested pursuant to the Plan in additional shares of the Fund. In general, assuming that the Fund has sufficient earnings and profits, dividends from investment company taxable income are taxable as ordinary income, and dividends from net capital gain (if any) that are designated as capital gains dividends, are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the Fund. To the extent that the Fund has ordinary income from its investments in debt securities and loans, dividends distributed to shareholders from such income generally will not qualify for the reduced tax rates on dividends under the Jobs and Growth Tax Relief Reconciliation Act of 2003 enacted on May 28, 2003. Dividend distributions to individual shareholders from the Fund's investment company taxable income, however, may qualify for such reduced rates to the extent that such income is attributable to qualified dividend income from the Fund's investments in common and preferred stock of U.S. companies and stock of certain foreign corporations, provided that certain holding period and other requirements are met. Capital gain dividends distributed by the Fund to individual shareholders will qualify for the reduced tax rates under such Act. Distributions by the Fund in excess of the Fund's current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below. The source and U.S. federal income tax status of all distributions will be reported to shareholders annually.

         If the Fund retains any net capital gain for a taxable year, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities.

         Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund as of a record date in October, November or December and paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distributions were actually made.

         Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Under Treasury regulations that may be promulgated in the future, any such transactions that are not directly related to the Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test. If the net foreign exchange loss for a year were to exceed the Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

         If the Fund acquires any equity interest (under Treasury regulations that may be promulgated in the future, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to U.S. federal income tax and additional interest charges on "excess distributions" received from such companies or on gain from the disposition of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may generally be available that would ameliorate these adverse tax consequences, but any such election could require the Fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of capital gains from the sale of stock of passive foreign investment companies as ordinary income. The Fund will monitor and may limit and/or manage its holdings in passive foreign investment companies to limit its tax liability or maximize its return from these investments.

         The Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

         If the Fund utilizes leverage through borrowing or issuing preferred shares, a failure by the Fund to meet the asset coverage requirements imposed by the 1940 Act or by any rating organization that has rated such leverage or additional restrictions that may be imposed by certain lenders on the payment of dividends or distributions potentially could limit or suspend the Fund's ability to make distributions on its common shares. Such a suspension or limitation could prevent the Fund from distributing at least 90% of its investment company taxable income as is required under the Code and therefore might jeopardize the Fund's qualification for taxation as a regulated investment company and/or might subject the Fund to the 4% excise tax discussed above. Upon any failure to meet such asset coverage requirements, the Fund may, in its sole discretion, purchase or redeem shares of preferred stock in order to maintain or restore the requisite asset coverage and avoid the adverse consequences to the Fund and its shareholders of failing to satisfy the distribution requirement. There can be no assurance, however, that any such action would achieve these objectives. The Fund will endeavor to avoid restrictions on its ability to distribute dividends.

         If the Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its investment company taxable income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to borrow the cash, to satisfy distribution requirements.

         At the time of an investor's purchase of the Fund's shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable as ordinary income to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions economically represent a return of a portion of the investment.

         Sales and other dispositions of the Fund's shares generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in the Fund's shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if Fund shares are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder's adjusted basis in the shares. Such gain or loss generally will be treated as long-term gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term gain or loss. Any loss recognized by a shareholder upon the sale or other disposition of shares with a tax holding period of six months or less generally will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Losses on sales or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the Fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a sale or other disposition of shares. In that event, the basis of the replacement shares of the Fund will be increased to reflect the disallowed loss.

         Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or nor the taxpayer's treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

         Options written or purchased and futures contracts entered into by the Fund on certain securities, indices and foreign currencies, as well as certain forward foreign currency contracts, may cause the Fund to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out, or exercised, or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains and losses recognized by the Fund as long-term or short-term. Certain options, futures and forward contracts relating to foreign currency may be subject to Section 988 of the Code, as described above, and accordingly may produce ordinary income or loss. Additionally, the Fund may be required to recognize gain if an option, futures contract, forward contract, short sale or other transaction that is not subject to the mark-to-market rules is treated as a "constructive sale" of an "appreciated financial position" held by the Fund under Section 1259 of the Code. Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though the Fund may receive no corresponding cash amounts, possibly requiring the Fund to dispose of portfolio securities or borrow to obtain the necessary cash. Losses on certain options, futures or forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which the Fund's risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable the Fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures, forward contracts and straddles may affect the amount, timing and character of the Fund's income and gains or losses and hence of its distributions to shareholders.

         Dividends received by the Fund from U.S. corporations in respect of any share of stock with a tax holding period of at least 46 days (91 days in the case of certain preferred stock) extending before and after each dividend held in an unleveraged position and distributed and designated by the Fund (except for capital gain dividends received from a regulated investment company) may be eligible for the 70% dividends-received deduction generally available to corporations under the Code. Any income of the Fund attributable to taxable preferred securities will not qualify for this dividends-received deduction. A corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced for U.S. federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares and, to the extent such basis would be reduced below zero, current recognition of income may be required. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period stated above with respect to their Fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Fund shares, and, if they borrow to acquire or otherwise incur debt attributable to Fund shares, they may be denied a portion of the dividends-received deduction. The entire dividend, including the otherwise deductible amount, will be included in determining the excess, if any, of a corporation's adjusted current earnings over its alternative minimum tax liability, which may increase a corporation's alternative minimum tax liability.

         The federal income tax treatment of the Fund's investment in preferred securities or other securities and its transactions involving, among other things, swaps, caps, floors and collars is uncertain and may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or transactions differs from the tax treatment expected by the Fund, the timing or character of income recognized by the Fund could be affected, and the Fund may be required to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

         The IRS has taken the position that if a regulated investment company has two classes of shares, it must designate distributions made to each class in any year as consisting of no more than such class's proportionate share of particular types of income, including dividends qualifying for the dividends received deduction (if any) and net capital gains. A class's proportionate share of a particular type of income is determined according to the percentage of total dividends paid by the regulated investment company to such class. Consequently, if both common shares and preferred shares are outstanding, the Fund intends to designate distributions made to the classes of particular types of income in accordance with each such class's proportionate shares of such income. Thus, the Fund will designate dividends qualifying for the dividends received deduction (if any), income not qualifying for the dividends received deduction and net capital gains in a manner that allocates such income between the holders of common shares and preferred shares in proportion to the total dividends paid to each class during or for the taxable year, or otherwise as required by applicable law.

         The Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to its investments in those countries, which would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The Fund does not expect to satisfy the requirements for passing through to its shareholders their pro rata shares of qualified foreign taxes paid by the Fund, with the general result that shareholders would not be entitled to a tax deduction or credit for such taxes on their own tax returns.

         Federal law requires that the Fund withhold (as "backup withholding") on reportable payments, including dividends, capital gain distributions and the proceeds of sales or other dispositions of the Fund's shares paid to certain shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security number or other taxpayer identification number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The Fund may nevertheless be required to backup withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of income.

         The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including a non-resident alien U.S. withholding tax on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8BEN or other authorized withholding certificate is on file, to backup withholding on certain other payments from the Fund. Shareholders should consult their own tax advisers on these matters and on any specific questions as to U.S. federal, foreign, state, local and other applicable tax laws.

PERFORMANCE

         From time to time, in reports and promotional literature, the Fund's total return will be compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper - Mutual Fund Performance Analysis," a monthly publication which tracks net assets, total return and yield on mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

         Performance rankings and ratings reported periodically in, and excerpts from, national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

         The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

         The Fund may be an appropriate addition to an investor's existing portfolio. The Fund allows investors to diversify their portfolios with a low correlated asset class that offers a high level of current income through regular, monthly dividends. The Fund offers investors the potential to reduce risk by investing in a portfolio of preferred securities that are diversified across multiple issuers and sectors. Performance should be less volatile and potentially less risky when a portfolio includes a variety of investments.

TRANSFER AGENT SERVICES

         Mellon Investor Services, LLC, P.O. Box 3338, South Hackensack, NJ 07606-1938, is the transfer agent, registrar and dividend disbursing agent for the Fund.

CUSTODY OF PORTFOLIO

         Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, portfolio, foreign custody manager and fund accounting services.

INDEPENDENT AUDITORS

         The independent auditors of the Fund, ____________, audit and render an opinion on the Fund's annual financial statements, and reviews the Fund's annual federal income tax return.

ADDITIONAL INFORMATION

         A Registration Statement on Form N-2, relating to the shares offered hereby, has been filed by the Fund with the Securities and Exchange Commission (the "Commission"), Washington, D.C. The Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Registration Statement. Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge at the Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Commission upon the payment of certain fees prescribed by the Commission.

APPENDIX A - MORE ABOUT RISK

         A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the Prospectus.

         A fund is permitted to utilize -- within limits established by the Trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

         As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

         Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., short sales, financial futures and options; securities and index options, currency contracts).

         Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., borrowing; reverse repurchase agreements, repurchase agreements, securities lending, non-investment-grade securities, financial futures and options; securities and index options).

         Information risk The risk that key information about a security or market is inaccurate or unavailable. (e.g., non-investment-grade securities, foreign equities).

         Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g., non-investment-grade securities, financial futures and options; securities and index options).

         Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g., borrowing; reverse repurchase agreements, when-issued securities and forward commitments).

        o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. (e.g., short sales, financial futures and options securities and index options; currency contracts).

        o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost. (e.g., short sales, financial futures and options securities and index options; currency contracts).

         Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g., non-investment-grand securities, short sales, restricted and illiquid securities, financial futures and options securities and index options; currency contracts).

         Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

         Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g., short sales, short-term trading, when-issued securities and forward commitments, non-investment-grade securities, foreign equities, financial futures and options; securities and index options restricted and illiquid securities).

         Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events. (e.g., foreign equities).

         Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g., short sales, when-issued securities and forward commitments; financial futures and options; securities and index options, currency contracts).

         Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.(e.g., foreign equities).

         Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade securities, restricted and illiquid securities).

APPENDIX B - DESCRIPTION OF RATINGS

         The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

MOODY'S INVESTORS SERVICE, INC. - PREFERRED SECURITIES RATINGS

aaa: Preferred stocks which are rated "aaa" are considered to be top quality. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa: Preferred stocks which are rated "aa" are considered to be high grade. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a: Preferred stocks which are rated "a" are considered to be upper-medium grade. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa: Preferred stocks which are rated "baa" are judged lower-medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba: Preferred stocks which are rated "ba" are considered to have speculative elements and their future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

MOODY`S INVESTORS SERVICE, INC. - BOND RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represented obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

STANDARD & POOR'S RATINGS GROUP - PREFERRED SECURITIES RATINGS

AAA: This is the highest rating that may be assigned to a preferred  stock issue
and  indicates  an  extremely   strong  capacity  to  pay  the  preferred  stock
obligations.

AA: A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for preferred stock in this category for issues in the A category.

BB: An issue rated BB is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay the preferred stock obligation. While such issues will likely have some quality and protective characteristics, there are outweighed by large uncertainties or major risk exposures to adverse conditions.

STANDARD & POOR'S RATINGS GROUP - BOND RATINGS

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC: Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

CC: The rating `CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied `CCC' rating.

FINANCIAL STATEMENTS [To Come]

                           PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(1) Financial statements.

         Part A:           Financial Highlights (not applicable).

         Part B:           Financial Statements (to be filed by amendment).

(2) Exhibits:

        (a)    Agreement and Declaration of Trust. (1)
        (b)    By-Laws. (1)
        (c)    Not applicable.
        (d)    Share Certificate.*
        (e)    Automatic Dividend Reinvestment Plan.*
        (f)    Not applicable.
        (g) Form of Investment Management Contract between the Registrant and John Hancock Advisers, LLC.*
        (h)(1) Form of Underwriting Agreement.*
        (h)(2) Form of Additional Compensation Agreement.*
        (i)    Not applicable.
        (j)(1) Form of Amendment adding the Registrant to the Amended and Restated Master Custodian Agreement.*
        (j)(2) Master Custodian Agreement between certain John Hancock Funds and The Bank of New York.*
        (k)(1) Form of Amendment adding the Registrant to the Master Transfer Agency and Service Agreement.*
        (k)(2) Master Transfer Agency and Service Agreement between the Registrant and Mellon Investor Services, LLC.*
        (k)(3) Form of Accounting and Legal Services Agreement between the Registrant and John Hancock Advisers, LLC.*
        (k)(4) Form of Shareholder Servicing Agreement.*
        (l)    Opinion and Consent of Counsel.*
        (m)    Not applicable.
        (n)    Consent of Independent Public Accountants.*
        (o)    Not applicable.
        (p) Subscription Agreement between the Registrant and John Hancock Advisers, LLC.*
        (q)    Not applicable.
        (r)    Code of Ethics for John Hancock Advisers, LLC.*
        (s)    Power of Attorney.*

        (1)    Filed herewith.
         *     To be filed by amendment.

ITEM 25.  MARKETING ARRANGEMENTS

Not Applicable.

ITEM 25.  OTHER EXPENSES AND DISTRIBUTION

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Registration fees                                       $
New York Stock Exchange Initial Listing Fees
Printing
Accounting fees and expenses
Legal fees and expenses
NASD fee
Miscellaneous
                           Total                        $


ITEM 27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

None.

Item 28.  NUMBER OF HOLDERS OF SECURITIES

As of June 5, 2003, the number of record holders of each class of securities of the Registrant was:

              (1)                                             (2)
         TITLE OF CLASS                              NUMBER OF RECORD HOLDERS

         Common Shares (no par value)                          0


ITEM 29.  INDEMNIFICATION

Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article IV of the Registrant's Declaration of Trust incorporated by reference as Exhibit (a) herein.

Section 9(a) of the By-Laws of John Hancock Life Insurance Company (the "Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

Article V of the Limited Liability Company Agreement of John Hancock Advisers, LLC (the "Adviser") provides as follows:

"Section 5.06.  Indemnity."

1.01     Indemnification and Exculpation.

         (a) No Indemnitee, and no shareholder, director, officer, member, manager, partner, agent, representative, employee or Affiliate of an Indemnitee, shall have any liability to the Company or to any Member for any loss suffered by the Company (or the Corporation) which arises out of any action or inaction by such Indemnitee with respect to the Company (or the Corporation) if such Indemnitee so acted or omitted to act (i) in the good faith (A) belief that such course of conduct was in, or was not opposed to, the best interests of the Company (or the Corporation), or (B) reliance on the provisions of this Agreement, and (ii) such course of conduct did not constitute gross negligence or willful misconduct of such Indemnitee.

         (b) The Company shall, to the fullest extent permitted by applicable law, indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was, or has agreed to become, a Director or Officer, or is or was serving, or has agreed to serve, at the request of the Company (or previously at the request of the Corporation), as a director, officer, manager or trustee of, or in a similar capacity with, another corporation, partnership, limited liability company, joint venture, trust or other enterprise (including any employee benefit plan) (all such persons being referred to hereafter as an "Indemnitee"), or by reason of any action alleged to have been taken or omitted in such capacity, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by or on behalf of an Indemnitee in connection with such action, suit or proceeding and any appeal therefrom.

         (c) As a condition precedent to his right to be indemnified, the Indemnitee must notify the Company in writing as soon as practicable of any action, suit, proceeding or investigation involving him for which indemnity hereunder will or could be sought. With respect to any action, suit, proceeding or investigation of which the Company is so notified, the Company will be entitled to participate therein at its own expense and/or to assume the defense thereof at its own expense, with legal counsel reasonably acceptable to the Indemnitee.

         (d) In the event that the Company does not assume the defense of any action, suit, proceeding or investigation of which the Company receives notice under this Section 5.06, the Company shall pay in advance of the final disposition of such matter any expenses (including attorneys' fees) incurred by an Indemnitee in defending a civil or criminal action, suit, proceeding or investigation or any appeal therefrom; provided, however, that the payment of such expenses incurred by an Indemnitee in advance of the final disposition of such matter shall be made only upon receipt of an undertaking by or on behalf of the Indemnitee to repay all amounts so advanced in the event that it shall ultimately be determined that the Indemnitee is not entitled to be indemnified by the Company as authorized in this Section 5.06, which undertaking shall be accepted without reference to the financial ability of the Indemnitee to make such repayment; and further provided that no such advancement of expenses shall be made if it is determined that (i) the Indemnitee did not act in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Company, or (ii) with respect to any criminal action or proceeding, the Indemnitee had reasonable cause to believe his conduct was unlawful.

         (e) The Company shall not indemnify an Indemnitee seeking indemnification in connection with a proceeding (or part thereof) initiated by such Indemnitee unless the initiation thereof was approved by the Board of Directors. In addition, the Company shall not indemnify an Indemnitee to the extent such Indemnitee is reimbursed from the proceeds of insurance, and in the event the Company makes any indemnification payments to an Indemnitee and such Indemnitee is subsequently reimbursed from the proceeds of insurance, such Indemnitee shall promptly refund such indemnification payments to the Company to the extent of such insurance reimbursement.

         (f) All determinations hereunder as to the entitlement of an Indemnitee to indemnification or advancement of expenses shall be made in each instance by
(a) a majority vote of the Directors consisting of persons who are not at that time parties to the action, suit or proceeding in question ("Disinterested Directors"), whether or not a quorum, (b) a majority vote of a quorum of the outstanding Common Shares, which quorum shall consist of Members who are not at that time parties to the action, suit or proceeding in question, (c) independent legal counsel (who may, to the extent permitted by law, be regular legal counsel to the Company), or (d) a court of competent jurisdiction.

         (g) The indemnification rights provided in this Section 5.06 (i) shall not be deemed exclusive of any other rights to which an Indemnitee may be entitled under any law, agreement or vote of Members or Disinterested Directors or otherwise, and (ii) shall inure to the benefit of the heirs, executors and administrators of the Indemnitees. The Company may, to the extent authorized from time to time by its Board of Directors, grant indemnification rights to other employees or agents of the Company or other persons serving the Company and such rights may be equivalent to, or greater or less than, those set forth in this Section 5.06. Any indemnification to be provided hereunder may be provided although the person to be indemnified is no longer a Director or Officer.

Item 30.   Business and Other Connections of the Adviser

         For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Adviser, reference is made to Form ADV filed with the Commission (Commission File No. 801-8124) under the Investment Advisers Act of 1940 and incorporated herein by reference thereto.

Item 31.   Location of Accounts and Records

         Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by the Adviser, 101 Huntington Avenue, Boston, MA 02199. Records relating to the duties of the Registrant's custodian are maintained by The Bank of New York, One Wall Street, New York, New York, and the Registrant's transfer agent by Mellon Investor Services, LLC, 85 Challenger Road, Ridgefield Park, NJ 07660.

Item 32.   Management Services

         Not applicable.

Item 33.   Undertakings

         1. The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

         2. Not applicable.

         3. Not applicable.

         4. Not applicable.

         5. The Registrant undertakes that:

            (a) For purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective.

            (b) For the purposes of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

         6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, the Registrant's Statement of Additional Information.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 6th day of June, 2003.

                            JOHN HANCOCK DIVERSIFIED INCOME FUND

                            By: /s/ Maureen R. Ford
                                -----------------------------------------------
                                Maureen R. Ford
                                Chairman, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                   Title

/s/ Maureen R. Ford         Chairman, President, Chief Executive  June 6, 2003
-------------------         Officer and Sole Initial Trustee
Maureen R. Ford

/s/ Richard A. Brown        Senior Vice President and Chief       June 6, 2003
--------------------        Financial Officer
Richard A. Brown